Vanguard Long-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (40.4%)
U.S. Government Securities (39.4%)
United States Treasury Note/Bond	6.250%	5/15/30	95	145
United States Treasury Note/Bond	0.625%	8/15/30	37,085	36,871
United States Treasury Note/Bond	5.375%	2/15/31	2,575	3,791
United States Treasury Note/Bond	4.500%	2/15/36	8,145	12,326
United States Treasury Note/Bond	5.000%	5/15/37	4	6
United States Treasury Note/Bond	4.375%	2/15/38	13,288	20,440
United States Treasury Note/Bond	4.500%	5/15/38	18,725	29,243
United States Treasury Note/Bond	3.500%	2/15/39	35,013	49,127
United States Treasury Note/Bond	4.250%	5/15/39	33,892	51,976
United States Treasury Note/Bond	4.500%	8/15/39	15,781	24,944
United States Treasury Note/Bond	4.375%	11/15/39	21,210	33,127
United States Treasury Note/Bond	4.625%	2/15/40	4,806	7,737
United States Treasury Note/Bond	1.125%	5/15/40	88,105	86,742
United States Treasury Note/Bond	4.375%	5/15/40	50,663	79,509
United States Treasury Note/Bond	1.125%	8/15/40	58,300	57,216
United States Treasury Note/Bond	3.875%	8/15/40	26,610	39,383
United States Treasury Note/Bond	4.250%	11/15/40	34,800	54,021
United States Treasury Note/Bond	4.750%	2/15/41	31,915	52,635
United States Treasury Note/Bond	4.375%	5/15/41	37,045	58,630
United States Treasury Note/Bond	3.750%	8/15/41	33,470	49,123
United States Treasury Note/Bond	3.125%	11/15/41	36,977	49,954
United States Treasury Note/Bond	3.125%	2/15/42	49,452	66,984
United States Treasury Note/Bond	3.000%	5/15/42	37,225	49,474
United States Treasury Note/Bond	2.750%	8/15/42	56,023	71,779
United States Treasury Note/Bond	2.750%	11/15/42	71,703	91,814
United States Treasury Note/Bond	3.125%	2/15/43	74,415	100,809
United States Treasury Note/Bond	2.875%	5/15/43	88,875	116,051
United States Treasury Note/Bond	3.625%	8/15/43	83,785	122,130
United States Treasury Note/Bond	3.750%	11/15/43	85,715	127,313
United States Treasury Note/Bond	3.625%	2/15/44	83,564	122,108
United States Treasury Note/Bond	3.375%	5/15/44	86,887	122,605
United States Treasury Note/Bond	3.125%	8/15/44	71,978	97,958
United States Treasury Note/Bond	3.000%	11/15/44	54,036	72,206
United States Treasury Note/Bond	2.500%	2/15/45	48,182	59,293
United States Treasury Note/Bond	3.000%	5/15/45	8,215	10,998
United States Treasury Note/Bond	2.875%	8/15/45	26,767	35,165
United States Treasury Note/Bond	3.000%	11/15/45	58,995	79,256
United States Treasury Note/Bond	2.500%	2/15/46	76,460	94,392
United States Treasury Note/Bond	2.500%	5/15/46	84,281	104,101
United States Treasury Note/Bond	2.250%	8/15/46	91,969	108,580
United States Treasury Note/Bond	2.875%	11/15/46	80,964	106,999
United States Treasury Note/Bond	3.000%	2/15/47	64,144	86,775
United States Treasury Note/Bond	3.000%	5/15/47	99,486	134,788
United States Treasury Note/Bond	2.750%	8/15/47	113,996	147,980
United States Treasury Note/Bond	2.750%	11/15/47	118,746	154,277

United States Treasury Note/Bond	3.000%	2/15/48	122,570	166,522
United States Treasury Note/Bond	3.125%	5/15/48	113,086	157,208
United States Treasury Note/Bond	3.000%	8/15/48	125,935	171,645
United States Treasury Note/Bond	3.375%	11/15/48	122,791	178,641
United States Treasury Note/Bond	3.000%	2/15/49	81,831	111,840
United States Treasury Note/Bond	2.875%	5/15/49	124,270	166,366
United States Treasury Note/Bond	2.250%	8/15/49	97,160	115,544
United States Treasury Note/Bond	2.375%	11/15/49	21,011	25,654
United States Treasury Note/Bond	2.000%	2/15/50	74,374	84,113
United States Treasury Note/Bond	1.250%	5/15/50	256,075	242,631
United States Treasury Note/Bond	1.375%	8/15/50	122,658	120,032
				4,620,977
Agency Bonds and Notes (1.0%)
Federal Home Loan Banks	5.625%	3/14/36	1,000	1,554
Federal Home Loan Banks	5.500%	7/15/36	4,055	6,310
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	14,876
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	16,252	25,445
1 Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	29
1 Federal National Mortgage Assn.	6.625%	11/15/30	9,200	14,152
1 Federal National Mortgage Assn.	5.625%	7/15/37	6,560	10,519
1 Federal National Mortgage Assn.	6.210%	8/6/38	770	1,334
Tennessee Valley Authority	4.650%	6/15/35	4,510	6,310
Tennessee Valley Authority	5.880%	4/1/36	4,535	7,049
Tennessee Valley Authority	5.980%	4/1/36	1,000	1,577
Tennessee Valley Authority	6.150%	1/15/38	2,450	4,045
Tennessee Valley Authority	5.500%	6/15/38	1,175	1,838
Tennessee Valley Authority	5.250%	9/15/39	8,190	12,636
Tennessee Valley Authority	4.875%	1/15/48	2,650	4,125
Tennessee Valley Authority	5.375%	4/1/56	950	1,641
Tennessee Valley Authority	4.625%	9/15/60	400	629
Tennessee Valley Authority	4.250%	9/15/65	2,500	3,773
				117,842
Total U.S. Government and Agency Obligations (Cost $3,830,039)				4,738,819
Corporate Bonds (51.9%)
Finance (8.8%)
Banking (4.5%)
Ally Financial Inc.	8.000%	11/1/31	4,350	5,949
Ally Financial Inc.	8.000%	11/1/31	1,599	2,152
American Express Co.	4.050%	12/3/42	3,292	4,139
Bank of America Corp.	6.110%	1/29/37	4,325	6,087
2 Bank of America Corp.	4.244%	4/24/38	8,885	10,830
Bank of America Corp.	7.750%	5/14/38	5,734	9,464
2 Bank of America Corp.	4.078%	4/23/40	4,560	5,446
2 Bank of America Corp.	2.676%	6/19/41	10,343	10,526
Bank of America Corp.	5.875%	2/7/42	3,765	5,519
Bank of America Corp.	5.000%	1/21/44	5,436	7,518
Bank of America Corp.	4.875%	4/1/44	1,368	1,841
Bank of America Corp.	4.750%	4/21/45	1,190	1,572
2 Bank of America Corp.	4.443%	1/20/48	1,085	1,404
2 Bank of America Corp.	3.946%	1/23/49	4,970	6,045
2 Bank of America Corp.	4.330%	3/15/50	7,690	9,730
2 Bank of America Corp.	4.083%	3/20/51	11,675	14,440
Barclays plc	5.250%	8/17/45	4,025	5,290
Barclays plc	4.950%	1/10/47	3,320	4,230
Citigroup Inc.	6.625%	6/15/32	4,330	6,012
Citigroup Inc.	6.000%	10/31/33	2,145	2,906

Citigroup Inc.	6.125%	8/25/36	2,108	2,877
2 Citigroup Inc.	3.878%	1/24/39	4,175	4,920
Citigroup Inc.	8.125%	7/15/39	1,904	3,320
2 Citigroup Inc.	5.316%	3/26/41	4,000	5,480
Citigroup Inc.	5.875%	1/30/42	3,600	5,276
Citigroup Inc.	6.675%	9/13/43	3,169	4,812
Citigroup Inc.	5.300%	5/6/44	4,724	6,351
Citigroup Inc.	4.650%	7/30/45	2,949	3,835
Citigroup Inc.	4.750%	5/18/46	3,225	4,033
2 Citigroup Inc.	4.281%	4/24/48	600	741
Citigroup Inc.	4.650%	7/23/48	3,400	4,464
Cooperatieve Rabobank UA	5.250%	5/24/41	3,050	4,439
Cooperatieve Rabobank UA	5.750%	12/1/43	430	619
Cooperatieve Rabobank UA	5.250%	8/4/45	3,941	5,370
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	5,645	7,498
Credit Suisse USA Inc.	7.125%	7/15/32	1,525	2,309
Fifth Third Bancorp	8.250%	3/1/38	3,288	5,420
First Republic Bank	4.375%	8/1/46	850	1,028
First Republic Bank	4.625%	2/13/47	1,275	1,588
Goldman Sachs Capital I	6.345%	2/15/34	2,000	2,745
Goldman Sachs Group Inc.	6.125%	2/15/33	1,300	1,857
Goldman Sachs Group Inc.	6.450%	5/1/36	417	582
Goldman Sachs Group Inc.	6.750%	10/1/37	14,222	20,580
2 Goldman Sachs Group Inc.	4.017%	10/31/38	2,650	3,114
2 Goldman Sachs Group Inc.	4.411%	4/23/39	7,271	8,780
Goldman Sachs Group Inc.	6.250%	2/1/41	8,171	12,188
Goldman Sachs Group Inc.	4.800%	7/8/44	3,607	4,704
Goldman Sachs Group Inc.	5.150%	5/22/45	4,250	5,559
Goldman Sachs Group Inc.	4.750%	10/21/45	1,921	2,509
HSBC Bank USA NA	7.000%	1/15/39	1,350	1,976
HSBC Bank USA NA	5.875%	11/1/34	2,153	2,936
HSBC Holdings plc	7.625%	5/17/32	999	1,397
HSBC Holdings plc	6.500%	5/2/36	5,326	7,166
HSBC Holdings plc	6.500%	9/15/37	8,045	10,907
HSBC Holdings plc	6.800%	6/1/38	355	498
HSBC Holdings plc	6.100%	1/14/42	2,520	3,619
HSBC Holdings plc	5.250%	3/14/44	4,652	5,883
JPMorgan Chase & Co.	6.400%	5/15/38	3,249	4,980
2 JPMorgan Chase & Co.	3.882%	7/24/38	6,740	7,963
JPMorgan Chase & Co.	5.500%	10/15/40	4,200	5,999
2 JPMorgan Chase & Co.	3.109%	4/22/41	4,000	4,366
JPMorgan Chase & Co.	5.600%	7/15/41	5,200	7,584
JPMorgan Chase & Co.	5.400%	1/6/42	2,218	3,176
JPMorgan Chase & Co.	5.625%	8/16/43	4,050	5,825
JPMorgan Chase & Co.	4.850%	2/1/44	4,151	5,618
JPMorgan Chase & Co.	4.950%	6/1/45	4,364	5,874
2 JPMorgan Chase & Co.	4.260%	2/22/48	4,930	6,172
2 JPMorgan Chase & Co.	4.032%	7/24/48	4,305	5,180
2 JPMorgan Chase & Co.	3.964%	11/15/48	7,893	9,565
2 JPMorgan Chase & Co.	3.897%	1/23/49	3,810	4,583
2 JPMorgan Chase & Co.	3.109%	4/22/51	5,325	5,656
Lloyds Banking Group plc	5.300%	12/1/45	955	1,254
Lloyds Banking Group plc	4.344%	1/9/48	5,000	5,871
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	872	1,064
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,195	2,627
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,150	4,808
2 Mizuho Financial Group Inc.	2.591%	5/25/31	800	835

Morgan Stanley	7.250%	4/1/32	2,900	4,360
2 Morgan Stanley	3.971%	7/22/38	6,285	7,374
2 Morgan Stanley	4.457%	4/22/39	2,522	3,165
Morgan Stanley	6.375%	7/24/42	2,985	4,630
Morgan Stanley	4.300%	1/27/45	5,525	7,008
Morgan Stanley	4.375%	1/22/47	1,270	1,649
2 Morgan Stanley	5.597%	3/24/51	8,295	12,568
Regions Bank	6.450%	6/26/37	1,150	1,598
Regions Financial Corp.	7.375%	12/10/37	1,000	1,502
2 Royal Bank of Scotland Group plc	3.754%	11/1/29	600	620
Wachovia Corp.	7.500%	4/15/35	1,490	2,226
Wachovia Corp.	5.500%	8/1/35	2,322	3,073
Wells Fargo & Co.	5.375%	2/7/35	2,440	3,338
2 Wells Fargo & Co.	3.068%	4/30/41	8,900	9,251
Wells Fargo & Co.	5.375%	11/2/43	5,643	7,442
Wells Fargo & Co.	5.606%	1/15/44	3,945	5,352
Wells Fargo & Co.	4.650%	11/4/44	6,153	7,481
Wells Fargo & Co.	3.900%	5/1/45	4,695	5,461
Wells Fargo & Co.	4.900%	11/17/45	4,881	6,166
Wells Fargo & Co.	4.400%	6/14/46	4,941	5,852
Wells Fargo & Co.	4.750%	12/7/46	6,325	7,889
2 Wells Fargo & Co.	5.013%	4/4/51	12,475	17,094
Wells Fargo & Co.	5.950%	12/1/86	1,804	2,347
Wells Fargo Bank NA	5.950%	8/26/36	730	998
Wells Fargo Bank NA	5.850%	2/1/37	2,236	3,030
Wells Fargo Bank NA	6.600%	1/15/38	2,154	3,135
Westpac Banking Corp.	4.421%	7/24/39	600	735

Brokerage (0.4%)
BlackRock Inc.	1.900%	1/28/31	3,530	3,659
Brookfield Finance Inc.	4.700%	9/20/47	725	846
Brookfield Finance Inc.	3.500%	3/30/51	1,500	1,482
Brookfield Finance LLC	3.450%	4/15/50	900	880
CME Group Inc.	5.300%	9/15/43	2,615	3,869
CME Group Inc.	4.150%	6/15/48	1,050	1,394
Intercontinental Exchange Inc.	1.850%	9/15/32	3,000	2,984
Intercontinental Exchange Inc.	2.650%	9/15/40	1,925	1,915
Intercontinental Exchange Inc.	4.250%	9/21/48	1,400	1,736
Intercontinental Exchange Inc.	3.000%	6/15/50	5,475	5,740
Intercontinental Exchange Inc.	3.000%	9/15/60	4,500	4,548
Invesco Finance plc	5.375%	11/30/43	1,370	1,687
Jefferies Group LLC	2.750%	10/15/32	1,000	990
Jefferies Group LLC	6.250%	1/15/36	1,200	1,474
Jefferies Group LLC	6.500%	1/20/43	1,025	1,288
Legg Mason Inc.	5.625%	1/15/44	1,800	2,502
Nasdaq Inc.	3.250%	4/28/50	1,615	1,692
Raymond James Financial Inc.	4.950%	7/15/46	2,570	3,314

Finance Companies (0.3%)
GATX Corp.	5.200%	3/15/44	550	698
3 GE Capital Funding LLC	4.550%	5/15/32	1,720	1,840
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	28,206	29,639

Insurance (3.0%)
Aetna Inc.	6.625%	6/15/36	2,164	3,065
Aetna Inc.	6.750%	12/15/37	1,250	1,816

Aetna Inc.	4.500%	5/15/42	1,725	2,040
Aetna Inc.	4.125%	11/15/42	1,800	2,043
Aetna Inc.	4.750%	3/15/44	1,115	1,375
Aetna Inc.	3.875%	8/15/47	1,715	1,906
Aflac Inc.	4.000%	10/15/46	910	1,041
Aflac Inc.	4.750%	1/15/49	1,951	2,491
Alleghany Corp.	4.900%	9/15/44	975	1,203
Allstate Corp.	5.550%	5/9/35	1,000	1,427
Allstate Corp.	5.950%	4/1/36	1,000	1,394
Allstate Corp.	4.500%	6/15/43	1,600	2,031
Allstate Corp.	4.200%	12/15/46	1,751	2,156
Allstate Corp.	3.850%	8/10/49	1,750	2,125
2 Allstate Corp.	6.500%	5/15/67	1,160	1,488
American Financial Group Inc.	4.500%	6/15/47	1,270	1,396
American Financial Group Inc.	5.250%	4/2/30	5	6
American International Group Inc.	3.875%	1/15/35	2,486	2,828
American International Group Inc.	4.700%	7/10/35	625	775
American International Group Inc.	6.250%	5/1/36	2,366	3,265
American International Group Inc.	4.500%	7/16/44	5,069	5,945
American International Group Inc.	4.800%	7/10/45	1,121	1,365
American International Group Inc.	4.750%	4/1/48	2,485	3,039
American International Group Inc.	4.375%	6/30/50	3,110	3,629
American International Group Inc.	4.375%	1/15/55	2,150	2,480
2 American International Group Inc.	8.175%	5/15/68	1,000	1,419
Anthem Inc.	5.950%	12/15/34	950	1,338
Anthem Inc.	5.850%	1/15/36	1,000	1,356
Anthem Inc.	6.375%	6/15/37	826	1,186
Anthem Inc.	4.625%	5/15/42	2,999	3,733
Anthem Inc.	4.650%	1/15/43	2,471	3,098
Anthem Inc.	5.100%	1/15/44	1,570	2,088
Anthem Inc.	4.650%	8/15/44	3,122	3,910
Anthem Inc.	4.375%	12/1/47	2,552	3,101
Anthem Inc.	4.550%	3/1/48	1,939	2,412
Anthem Inc.	3.125%	5/15/50	2,080	2,099
Anthem Inc.	4.850%	8/15/54	500	634
Aon Corp.	6.250%	9/30/40	1,020	1,499
Aon plc	4.600%	6/14/44	1,017	1,292
Aon plc	4.750%	5/15/45	1,429	1,856
Arch Capital Finance LLC	5.031%	12/15/46	1,400	1,766
Arch Capital Group Ltd.	7.350%	5/1/34	975	1,487
Arch Capital Group Ltd.	3.635%	6/30/50	1,650	1,768
Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,605
Assurant Inc.	6.750%	2/15/34	214	266
AXA SA	8.600%	12/15/30	2,125	3,209
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,963	3,021
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,715	2,199
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,883	2,418
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,418	3,088
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,235	5,445
Berkshire Hathaway Inc.	4.500%	2/11/43	3,424	4,477
Brighthouse Financial Inc.	4.700%	6/22/47	3,495	3,354
Brown & Brown Inc.	2.375%	3/15/31	1,750	1,757
Chubb Corp.	6.000%	5/11/37	888	1,302
Chubb Corp.	6.500%	5/15/38	2,851	4,421
Chubb INA Holdings Inc.	6.700%	5/15/36	1,760	2,679
Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,830
Chubb INA Holdings Inc.	4.350%	11/3/45	3,736	4,885

Cincinnati Financial Corp.	6.125%	11/1/34	900	1,282
Equitable Holdings Inc.	5.000%	4/20/48	4,245	4,981
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,300
Hartford Financial Services Group Inc.	5.950%	10/15/36	1,450	1,969
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,462	2,049
Hartford Financial Services Group Inc.	4.300%	4/15/43	1,260	1,490
Hartford Financial Services Group Inc.	4.400%	3/15/48	708	873
Hartford Financial Services Group Inc.	3.600%	8/19/49	1,000	1,114
Humana Inc.	4.625%	12/1/42	900	1,124
Humana Inc.	4.950%	10/1/44	2,787	3,710
Humana Inc.	4.800%	3/15/47	1,350	1,779
Humana Inc.	3.950%	8/15/49	650	766
Lincoln National Corp.	3.400%	1/15/31	100	111
Lincoln National Corp.	6.300%	10/9/37	1,080	1,412
Lincoln National Corp.	7.000%	6/15/40	530	766
Lincoln National Corp.	4.350%	3/1/48	1,575	1,799
Lincoln National Corp.	4.375%	6/15/50	1,380	1,582
Loews Corp.	6.000%	2/1/35	1,075	1,476
Loews Corp.	4.125%	5/15/43	1,090	1,249
Manulife Financial Corp.	5.375%	3/4/46	1,771	2,472
Markel Corp.	5.000%	4/5/46	1,590	2,102
Markel Corp.	4.300%	11/1/47	622	726
Markel Corp.	5.000%	5/20/49	926	1,232
Markel Corp.	4.150%	9/17/50	1,250	1,494
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	3,450	3,603
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	913
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,170	1,516
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,750	2,203
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	945
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,954	4,110
MetLife Inc.	6.500%	12/15/32	2,150	3,177
MetLife Inc.	6.375%	6/15/34	2,047	3,117
MetLife Inc.	5.700%	6/15/35	4,602	6,694
MetLife Inc.	5.875%	2/6/41	2,398	3,521
MetLife Inc.	4.125%	8/13/42	600	734
MetLife Inc.	4.875%	11/13/43	1,186	1,604
MetLife Inc.	4.721%	12/15/44	475	615
MetLife Inc.	4.050%	3/1/45	2,483	3,017
MetLife Inc.	4.600%	5/13/46	1,850	2,419
2 MetLife Inc.	6.400%	12/15/66	2,545	3,156
2 MetLife Inc.	10.750%	8/1/69	840	1,370
2 Nationwide Financial Services Inc.	6.750%	5/15/87	825	956
Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,532
Principal Financial Group Inc.	4.350%	5/15/43	1,557	1,862
Principal Financial Group Inc.	4.300%	11/15/46	1,630	1,953
Progressive Corp.	4.350%	4/25/44	2,555	3,236
Progressive Corp.	4.125%	4/15/47	2,913	3,635
Progressive Corp.	4.200%	3/15/48	1,335	1,717
Progressive Corp.	3.950%	3/26/50	350	440
Prudential Financial Inc.	5.750%	7/15/33	350	478
Prudential Financial Inc.	5.700%	12/14/36	1,215	1,729
Prudential Financial Inc.	6.625%	12/1/37	818	1,226
Prudential Financial Inc.	6.625%	6/21/40	699	1,064
Prudential Financial Inc.	6.200%	11/15/40	960	1,446
Prudential Financial Inc.	5.100%	8/15/43	1,195	1,516
Prudential Financial Inc.	4.600%	5/15/44	1,003	1,221
Prudential Financial Inc.	3.905%	12/7/47	1,850	2,056

Prudential Financial Inc.	3.935%	12/7/49	2,368	2,680
Prudential Financial Inc.	4.350%	2/25/50	2,800	3,360
Prudential Financial Inc.	3.700%	3/13/51	3,214	3,531
Selective Insurance Group Inc.	5.375%	3/1/49	850	1,034
Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,218
Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,594
Travelers Cos. Inc.	6.250%	6/15/37	1,765	2,640
Travelers Cos. Inc.	5.350%	11/1/40	1,780	2,477
Travelers Cos. Inc.	4.600%	8/1/43	1,863	2,396
Travelers Cos. Inc.	4.300%	8/25/45	925	1,148
Travelers Cos. Inc.	3.750%	5/15/46	1,535	1,805
Travelers Cos. Inc.	4.000%	5/30/47	625	753
Travelers Cos. Inc.	4.050%	3/7/48	900	1,097
Travelers Cos. Inc.	4.100%	3/4/49	1,600	1,996
Travelers Cos. Inc.	2.550%	4/27/50	1,445	1,416
Travelers Property Casualty Corp.	6.375%	3/15/33	2,053	3,017
UnitedHealth Group Inc.	4.625%	7/15/35	4,286	5,606
UnitedHealth Group Inc.	5.800%	3/15/36	2,920	4,199
UnitedHealth Group Inc.	6.500%	6/15/37	1,565	2,416
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	2,248
UnitedHealth Group Inc.	6.875%	2/15/38	1,011	1,635
UnitedHealth Group Inc.	3.500%	8/15/39	3,995	4,586
UnitedHealth Group Inc.	2.750%	5/15/40	1,765	1,843
UnitedHealth Group Inc.	5.700%	10/15/40	325	468
UnitedHealth Group Inc.	5.950%	2/15/41	1,075	1,615
UnitedHealth Group Inc.	4.625%	11/15/41	2,192	2,802
UnitedHealth Group Inc.	4.375%	3/15/42	1,885	2,345
UnitedHealth Group Inc.	3.950%	10/15/42	2,892	3,460
UnitedHealth Group Inc.	4.250%	3/15/43	2,533	3,171
UnitedHealth Group Inc.	4.750%	7/15/45	2,285	3,077
UnitedHealth Group Inc.	4.200%	1/15/47	1,268	1,605
UnitedHealth Group Inc.	4.250%	4/15/47	1,102	1,396
UnitedHealth Group Inc.	3.750%	10/15/47	2,345	2,786
UnitedHealth Group Inc.	4.250%	6/15/48	4,374	5,460
UnitedHealth Group Inc.	4.450%	12/15/48	3,550	4,653
UnitedHealth Group Inc.	3.700%	8/15/49	1,410	1,682
UnitedHealth Group Inc.	2.900%	5/15/50	3,545	3,686
UnitedHealth Group Inc.	3.875%	8/15/59	1,920	2,344
UnitedHealth Group Inc.	3.125%	5/15/60	1,860	1,989
Unum Group	5.750%	8/15/42	1,050	1,178
Unum Group	4.500%	12/15/49	1,100	1,082
Voya Financial Inc.	5.700%	7/15/43	1,225	1,621
Voya Financial Inc.	4.800%	6/15/46	700	843
Willis North America Inc.	5.050%	9/15/48	1,325	1,758
Willis North America Inc.	3.875%	9/15/49	1,550	1,781
WR Berkley Corp.	4.750%	8/1/44	1,205	1,547
XLIT Ltd.	5.250%	12/15/43	950	1,318
XLIT Ltd.	5.500%	3/31/45	1,150	1,531

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	1,416	1,785
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,215	2,450
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,500	1,470
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,050	1,401
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,150	2,572
American Campus Communities Operating
Partnership LP	3.875%	1/30/31	600	655

AvalonBay Communities Inc.	2.450%	1/15/31	1,505	1,608
AvalonBay Communities Inc.	3.900%	10/15/46	1,140	1,370
AvalonBay Communities Inc.	4.150%	7/1/47	775	959
AvalonBay Communities Inc.	4.350%	4/15/48	360	463
Boston Properties LP	3.250%	1/30/31	1,816	1,957
Camden Property Trust	3.350%	11/1/49	750	823
Duke Realty LP	3.050%	3/1/50	830	886
ERP Operating LP	4.500%	7/1/44	1,320	1,694
ERP Operating LP	4.500%	6/1/45	700	897
ERP Operating LP	4.000%	8/1/47	775	936
Essex Portfolio LP	1.650%	1/15/31	750	730
Essex Portfolio LP	2.650%	3/15/32	2,020	2,132
Essex Portfolio LP	4.500%	3/15/48	1,180	1,488
Essex Portfolio LP	2.650%	9/1/50	500	467
Federal Realty Investment Trust	4.500%	12/1/44	2,045	2,315
Healthcare Trust of America Holdings LP	2.000%	3/15/31	1,000	984
Healthpeak Properties Inc.	2.875%	1/15/31	1,450	1,536
Healthpeak Properties Inc.	6.750%	2/1/41	625	901
Highwoods Realty LP	2.600%	2/1/31	1,000	992
Kilroy Realty LP	2.500%	11/15/32	2,300	2,241
Kimco Realty Corp.	2.700%	10/1/30	1,200	1,216
Kimco Realty Corp.	4.250%	4/1/45	1,375	1,459
Kimco Realty Corp.	4.125%	12/1/46	1,250	1,295
Kimco Realty Corp.	4.450%	9/1/47	1,425	1,561
Kimco Realty Corp.	3.700%	10/1/49	175	171
Life Storage LP	2.200%	10/15/30	500	499
Mid-America Apartments LP	2.750%	3/15/30	3	3
Mid-America Apartments LP	1.700%	2/15/31	1,000	984
National Retail Properties Inc.	4.800%	10/15/48	950	1,107
Omega Healthcare Investors Inc.	3.625%	10/1/29	1	1
Prologis LP	4.375%	9/15/48	1,000	1,359
Prologis LP	3.000%	4/15/50	970	1,044
Prologis LP	2.125%	10/15/50	1,475	1,334
Realty Income Corp.	3.250%	1/15/31	1,070	1,179
Realty Income Corp.	4.650%	3/15/47	2,431	3,184
Regency Centers LP	4.400%	2/1/47	1,170	1,304
Regency Centers LP	4.650%	3/15/49	739	859
Simon Property Group LP	6.750%	2/1/40	887	1,241
Simon Property Group LP	4.750%	3/15/42	555	632
Simon Property Group LP	4.250%	10/1/44	2,037	2,232
Simon Property Group LP	4.250%	11/30/46	2,125	2,269
Simon Property Group LP	3.250%	9/13/49	3,925	3,598
Simon Property Group LP	3.800%	7/15/50	500	505
Spirit Realty LP	3.200%	2/15/31	250	245
UDR Inc.	3.000%	8/15/31	2,705	2,930
UDR Inc.	2.100%	8/1/32	400	398
UDR Inc.	3.100%	11/1/34	675	731
Ventas Realty LP	4.750%	11/15/30	1,275	1,476
Ventas Realty LP	5.700%	9/30/43	1,070	1,275
Ventas Realty LP	4.375%	2/1/45	325	338
Ventas Realty LP	4.875%	4/15/49	675	759
Welltower Inc.	2.750%	1/15/31	1,500	1,541
Welltower Inc.	6.500%	3/15/41	650	869
Welltower Inc.	4.950%	9/1/48	1,100	1,319
				1,029,489

Industrial (36.7%)
Basic Industry (1.9%)
Air Products and Chemicals Inc.	2.700%	5/15/40	2,100	2,229
Air Products and Chemicals Inc.	2.800%	5/15/50	950	999
Albemarle Corp.	5.450%	12/1/44	1,025	1,132
Barrick Gold Corp.	6.450%	10/15/35	745	970
Barrick Gold Corp.	5.250%	4/1/42	1,554	2,120
Barrick North America Finance LLC	5.700%	5/30/41	3,000	4,212
Barrick North America Finance LLC	5.750%	5/1/43	2,016	2,923
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,157	3,081
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,930	3,623
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,196	7,251
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,655
Dow Chemical Co.	2.100%	11/15/30	2,300	2,262
Dow Chemical Co.	4.250%	10/1/34	2,400	2,819
Dow Chemical Co.	9.400%	5/15/39	3,067	5,250
Dow Chemical Co.	5.250%	11/15/41	808	996
Dow Chemical Co.	4.375%	11/15/42	1,274	1,438
Dow Chemical Co.	4.625%	10/1/44	1,598	1,857
Dow Chemical Co.	5.550%	11/30/48	2,550	3,358
Dow Chemical Co.	4.800%	5/15/49	2,300	2,732
Dow Chemical Co.	3.600%	11/15/50	2,200	2,217
DuPont de Nemours Inc.	5.319%	11/15/38	4,920	6,209
DuPont de Nemours Inc.	5.419%	11/15/48	3,619	4,825
Eastman Chemical Co.	4.800%	9/1/42	1,615	1,922
Eastman Chemical Co.	4.650%	10/15/44	1,920	2,241
Ecolab Inc.	1.300%	1/30/31	1,650	1,609
Ecolab Inc.	3.950%	12/1/47	3,000	3,759
Ecolab Inc.	2.125%	8/15/50	100	91
FMC Corp.	4.500%	10/1/49	1,400	1,739
Georgia-Pacific LLC	8.875%	5/15/31	1,394	2,242
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,491
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,000	2,508
International Paper Co.	5.000%	9/15/35	2,459	3,202
International Paper Co.	7.300%	11/15/39	2,835	4,165
International Paper Co.	6.000%	11/15/41	1,695	2,304
International Paper Co.	4.800%	6/15/44	1,517	1,875
International Paper Co.	5.150%	5/15/46	1,000	1,307
International Paper Co.	4.400%	8/15/47	3,435	4,148
International Paper Co.	4.350%	8/15/48	2,000	2,430
Lubrizol Corp.	6.500%	10/1/34	675	1,052
LYB International Finance BV	5.250%	7/15/43	2,085	2,534
LYB International Finance BV	4.875%	3/15/44	1,900	2,250
LYB International Finance III LLC	4.200%	10/15/49	370	412
LYB International Finance III LLC	4.200%	5/1/50	4,640	5,150
LyondellBasell Industries NV	4.625%	2/26/55	2,817	3,235
Mosaic Co.	5.450%	11/15/33	1,000	1,160
Mosaic Co.	4.875%	11/15/41	750	789
Mosaic Co.	5.625%	11/15/43	1,050	1,246
Newmont Corp.	2.250%	10/1/30	1,950	2,009
Newmont Corp.	5.875%	4/1/35	1,160	1,660
Newmont Corp.	6.250%	10/1/39	2,750	4,061
Newmont Corp.	4.875%	3/15/42	2,500	3,367
Newmont Corp.	5.450%	6/9/44	2,100	2,966
Nucor Corp.	6.400%	12/1/37	1,734	2,494
Nucor Corp.	5.200%	8/1/43	1,682	2,231
Nucor Corp.	4.400%	5/1/48	1,300	1,675

Nutrien Ltd.	4.125%	3/15/35	1,400	1,607
Nutrien Ltd.	5.875%	12/1/36	1,090	1,381
Nutrien Ltd.	5.625%	12/1/40	1,505	1,925
Nutrien Ltd.	6.125%	1/15/41	1,185	1,580
Nutrien Ltd.	4.900%	6/1/43	1,475	1,808
Nutrien Ltd.	5.250%	1/15/45	1,390	1,743
Nutrien Ltd.	5.000%	4/1/49	2,050	2,683
Packaging Corp. of America	4.050%	12/15/49	555	662
Praxair Inc.	3.550%	11/7/42	2,178	2,605
Praxair Inc.	2.000%	8/10/50	600	540
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,292	1,896
Rio Tinto Alcan Inc.	6.125%	12/15/33	150	218
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,800
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,281	1,813
Rio Tinto Finance USA plc	4.750%	3/22/42	1,550	2,099
Rio Tinto Finance USA plc	4.125%	8/21/42	2,636	3,391
RPM International Inc.	5.250%	6/1/45	1,000	1,212
RPM International Inc.	4.250%	1/15/48	765	815
Sherwin-Williams Co.	4.550%	8/1/45	1,660	2,056
Sherwin-Williams Co.	4.500%	6/1/47	3,791	4,687
Sherwin-Williams Co.	3.800%	8/15/49	2,210	2,514
Sherwin-Williams Co.	3.300%	5/15/50	50	53
Southern Copper Corp.	7.500%	7/27/35	2,175	3,176
Southern Copper Corp.	6.750%	4/16/40	3,893	5,574
Southern Copper Corp.	5.250%	11/8/42	3,168	3,981
Southern Copper Corp.	5.875%	4/23/45	730	989
Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,393
Teck Resources Ltd.	6.125%	10/1/35	1,050	1,257
Teck Resources Ltd.	6.000%	8/15/40	1,566	1,763
Teck Resources Ltd.	6.250%	7/15/41	945	1,092
Teck Resources Ltd.	5.200%	3/1/42	300	308
Teck Resources Ltd.	5.400%	2/1/43	500	526
Vale Overseas Ltd.	8.250%	1/17/34	1,908	2,702
Vale Overseas Ltd.	6.875%	11/21/36	5,996	7,765
Vale Overseas Ltd.	6.875%	11/10/39	1,625	2,151
Vale SA	5.625%	9/11/42	1,485	1,762
Westlake Chemical Corp.	5.000%	8/15/46	1,550	1,818
Westlake Chemical Corp.	4.375%	11/15/47	1,555	1,667
WestRock MWV LLC	7.950%	2/15/31	900	1,281
Weyerhaeuser Co.	7.375%	3/15/32	1,508	2,195
WRKCO Inc.	4.200%	6/1/32	725	874
WRKCo Inc.	3.000%	6/15/33	800	874

Capital Goods (3.0%)
3M Co.	5.700%	3/15/37	375	546
3M Co.	3.875%	6/15/44	520	636
3M Co.	3.125%	9/19/46	3,450	3,764
3M Co.	3.625%	10/15/47	2,320	2,736
3M Co.	4.000%	9/14/48	1,225	1,541
3M Co.	3.250%	8/26/49	2,475	2,772
3M Co.	3.700%	4/15/50	948	1,146
ABB Finance USA Inc.	4.375%	5/8/42	1,201	1,539
Boeing Co.	6.125%	2/15/33	2,147	2,563
Boeing Co.	3.600%	5/1/34	3,550	3,467
Boeing Co.	3.250%	2/1/35	1,060	978
Boeing Co.	6.625%	2/15/38	925	1,121
Boeing Co.	3.550%	3/1/38	550	502

Boeing Co.	3.500%	3/1/39	1,275	1,149
Boeing Co.	6.875%	3/15/39	1,238	1,539
Boeing Co.	5.875%	2/15/40	1,440	1,639
Boeing Co.	5.705%	5/1/40	11,155	12,956
Boeing Co.	3.375%	6/15/46	1,320	1,147
Boeing Co.	3.650%	3/1/47	1,800	1,606
Boeing Co.	3.625%	3/1/48	1,450	1,283
Boeing Co.	3.850%	11/1/48	1,270	1,141
Boeing Co.	3.900%	5/1/49	2,650	2,429
Boeing Co.	3.750%	2/1/50	150	136
Boeing Co.	5.805%	5/1/50	10,005	12,057
Boeing Co.	3.825%	3/1/59	1,065	939
Boeing Co.	3.950%	8/1/59	865	802
Boeing Co.	5.930%	5/1/60	5,715	7,053
3 Carrier Global Corp.	2.700%	2/15/31	2,000	2,074
3 Carrier Global Corp.	3.377%	4/5/40	1,500	1,568
3 Carrier Global Corp.	3.577%	4/5/50	4,846	5,090
Caterpillar Inc.	5.300%	9/15/35	1,100	1,527
Caterpillar Inc.	6.050%	8/15/36	615	895
Caterpillar Inc.	5.200%	5/27/41	2,482	3,469
Caterpillar Inc.	3.803%	8/15/42	1,362	1,650
Caterpillar Inc.	3.250%	9/19/49	2,993	3,327
Caterpillar Inc.	3.250%	4/9/50	3,200	3,605
Caterpillar Inc.	4.750%	5/15/64	2,511	3,524
Crane Co.	4.200%	3/15/48	1,150	1,211
Deere & Co.	3.900%	6/9/42	2,231	2,827
Deere & Co.	2.875%	9/7/49	1,375	1,494
Deere & Co.	3.750%	4/15/50	2,975	3,684
Dover Corp.	5.375%	10/15/35	1,565	2,090
Dover Corp.	5.375%	3/1/41	1,050	1,356
Eaton Corp.	4.000%	11/2/32	2,350	2,827
Eaton Corp.	4.150%	11/2/42	833	1,035
Eaton Corp.	3.915%	9/15/47	1,050	1,273
Emerson Electric Co.	1.950%	10/15/30	1,500	1,554
Emerson Electric Co.	2.750%	10/15/50	975	995
Flowserve Corp.	3.500%	10/1/30	1,165	1,154
Fortive Corp.	4.300%	6/15/46	1,231	1,480
General Dynamics Corp.	4.250%	4/1/40	2,250	2,813
General Dynamics Corp.	3.600%	11/15/42	1,330	1,585
General Dynamics Corp.	4.250%	4/1/50	1,550	2,016
General Electric Co.	6.750%	3/15/32	4,485	5,615
General Electric Co.	6.150%	8/7/37	3,490	4,144
General Electric Co.	5.875%	1/14/38	7,538	8,774
General Electric Co.	6.875%	1/10/39	1,395	1,777
General Electric Co.	4.250%	5/1/40	4,377	4,463
General Electric Co.	4.125%	10/9/42	5,709	5,677
General Electric Co.	4.500%	3/11/44	1,286	1,332
General Electric Co.	4.350%	5/1/50	10,326	10,488
Honeywell International Inc.	5.700%	3/15/36	985	1,396
Honeywell International Inc.	5.700%	3/15/37	1,415	2,005
Honeywell International Inc.	5.375%	3/1/41	1,095	1,571
Honeywell International Inc.	3.812%	11/21/47	2,150	2,691
Honeywell International Inc.	2.800%	6/1/50	1,575	1,682
Illinois Tool Works Inc.	4.875%	9/15/41	1,133	1,556
Illinois Tool Works Inc.	3.900%	9/1/42	1,428	1,789
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	1,029
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	150	190

Johnson Controls International plc	6.000%	1/15/36	609	816
Johnson Controls International plc	4.625%	7/2/44	1,650	2,056
Johnson Controls International plc	5.125%	9/14/45	303	397
Johnson Controls International plc	4.500%	2/15/47	950	1,185
Johnson Controls International plc	4.950%	7/2/64	1,854	2,367
L3Harris Technologies Inc.	4.854%	4/27/35	1,234	1,626
L3Harris Technologies Inc.	6.150%	12/15/40	1,045	1,517
L3Harris Technologies Inc.	5.054%	4/27/45	995	1,330
Lockheed Martin Corp.	3.600%	3/1/35	1,675	2,012
Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,669
Lockheed Martin Corp.	6.150%	9/1/36	1,250	1,837
Lockheed Martin Corp.	5.720%	6/1/40	1,564	2,260
Lockheed Martin Corp.	4.070%	12/15/42	1,937	2,434
Lockheed Martin Corp.	3.800%	3/1/45	4,057	4,823
Lockheed Martin Corp.	4.700%	5/15/46	3,372	4,581
Lockheed Martin Corp.	2.800%	6/15/50	1,800	1,877
Lockheed Martin Corp.	4.090%	9/15/52	3,891	4,984
Martin Marietta Materials Inc.	4.250%	12/15/47	2,100	2,386
Masco Corp.	2.000%	10/1/30	525	524
Masco Corp.	4.500%	5/15/47	1,424	1,690
Northrop Grumman Corp.	5.050%	11/15/40	2,000	2,679
Northrop Grumman Corp.	4.750%	6/1/43	3,007	3,905
Northrop Grumman Corp.	3.850%	4/15/45	1,486	1,734
Northrop Grumman Corp.	4.030%	10/15/47	6,885	8,347
Northrop Grumman Corp.	5.250%	5/1/50	1,525	2,168
Northrop Grumman Systems Corp.	7.750%	2/15/31	992	1,519
Otis Worldwide Corp.	3.112%	2/15/40	1,375	1,462
Otis Worldwide Corp.	3.362%	2/15/50	2,375	2,603
Owens Corning	7.000%	12/1/36	505	672
Owens Corning	4.300%	7/15/47	975	1,069
Owens Corning	4.400%	1/30/48	1,400	1,565
Parker-Hannifin Corp.	4.200%	11/21/34	1,875	2,284
Parker-Hannifin Corp.	6.250%	5/15/38	1,110	1,588
Parker-Hannifin Corp.	4.450%	11/21/44	1,164	1,439
Parker-Hannifin Corp.	4.100%	3/1/47	2,030	2,444
Parker-Hannifin Corp.	4.000%	6/14/49	925	1,113
Precision Castparts Corp.	3.900%	1/15/43	1,000	1,153
Precision Castparts Corp.	4.375%	6/15/45	1,049	1,301
Raytheon Technologies Corp.	6.050%	6/1/36	1,500	2,112
Raytheon Technologies Corp.	6.125%	7/15/38	2,505	3,616
Raytheon Technologies Corp.	4.450%	11/16/38	3,200	3,929
Raytheon Technologies Corp.	5.700%	4/15/40	2,829	3,969
3 Raytheon Technologies Corp.	4.875%	10/15/40	775	996
3 Raytheon Technologies Corp.	4.700%	12/15/41	1,125	1,393
Raytheon Technologies Corp.	4.500%	6/1/42	8,425	10,582
3 Raytheon Technologies Corp.	4.800%	12/15/43	700	899
Raytheon Technologies Corp.	4.150%	5/15/45	2,862	3,435
Raytheon Technologies Corp.	3.750%	11/1/46	2,300	2,625
3 Raytheon Technologies Corp.	4.350%	4/15/47	2,630	3,245
Raytheon Technologies Corp.	4.050%	5/4/47	1,000	1,192
Raytheon Technologies Corp.	4.625%	11/16/48	4,525	5,889
Raytheon Technologies Corp.	3.125%	7/1/50	2,150	2,266
Republic Services Inc.	1.450%	2/15/31	1,625	1,596
Republic Services Inc.	6.200%	3/1/40	1,190	1,746
Republic Services Inc.	5.700%	5/15/41	1,280	1,801
Republic Services Inc.	3.050%	3/1/50	1,075	1,132
Rockwell Automation Inc.	4.200%	3/1/49	1,850	2,422

Roper Technologies Inc.	1.750%	2/15/31	3,500	3,488
Snap-on Inc.	4.100%	3/1/48	1,195	1,463
Snap-on Inc.	3.100%	5/1/50	1,000	1,044
Sonoco Products Co.	5.750%	11/1/40	1,600	2,041
Stanley Black & Decker Inc.	5.200%	9/1/40	575	785
Stanley Black & Decker Inc.	4.850%	11/15/48	1,900	2,670
Textron Inc.	2.450%	3/15/31	1,300	1,293
Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,015	1,398
Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	700	843
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,615
Valmont Industries Inc.	5.250%	10/1/54	700	752
Vulcan Materials Co.	4.500%	6/15/47	2,735	3,202
Waste Connections Inc.	3.050%	4/1/50	1,250	1,294
Waste Management Inc.	3.900%	3/1/35	1,715	2,074
Waste Management Inc.	4.100%	3/1/45	1,203	1,469
Waste Management Inc.	4.150%	7/15/49	2,398	3,038
WW Grainger Inc.	4.600%	6/15/45	2,870	3,670
WW Grainger Inc.	3.750%	5/15/46	1,235	1,419
WW Grainger Inc.	4.200%	5/15/47	886	1,081
Xylem Inc.	4.375%	11/1/46	1,225	1,436
Xylem Inc./NY	2.250%	1/30/31	1,300	1,377

Communication (7.3%)
Activision Blizzard Inc.	4.500%	6/15/47	1,450	1,837
Activision Blizzard Inc.	2.500%	9/15/50	1,925	1,772
America Movil SAB de CV	6.375%	3/1/35	3,385	4,900
America Movil SAB de CV	6.125%	11/15/37	1,100	1,551
America Movil SAB de CV	6.125%	3/30/40	2,890	4,176
America Movil SAB de CV	4.375%	7/16/42	5,226	6,450
America Movil SAB de CV	4.375%	4/22/49	2,800	3,477
American Tower Corp.	1.875%	10/15/30	2,000	1,968
American Tower Corp.	3.700%	10/15/49	725	793
American Tower Corp.	3.100%	6/15/50	2,700	2,665
AT&T Inc.	2.750%	6/1/31	5,200	5,468
AT&T Inc.	2.250%	2/1/32	5,810	5,807
AT&T Inc.	6.150%	9/15/34	550	770
AT&T Inc.	4.500%	5/15/35	5,909	6,964
AT&T Inc.	5.250%	3/1/37	3,675	4,592
AT&T Inc.	4.900%	8/15/37	3,000	3,623
AT&T Inc.	4.850%	3/1/39	6,416	7,680
AT&T Inc.	5.350%	9/1/40	5,925	7,612
AT&T Inc.	3.500%	6/1/41	6,000	6,313
AT&T Inc.	5.550%	8/15/41	2,514	3,262
AT&T Inc.	5.150%	3/15/42	1,915	2,359
AT&T Inc.	4.900%	6/15/42	1,570	1,872
AT&T Inc.	4.300%	12/15/42	5,965	6,722
AT&T Inc.	3.100%	2/1/43	4,135	4,036
AT&T Inc.	4.650%	6/1/44	1,292	1,472
AT&T Inc.	4.800%	6/15/44	3,125	3,740
AT&T Inc.	4.350%	6/15/45	8,417	9,424
AT&T Inc.	4.750%	5/15/46	7,306	8,576
AT&T Inc.	5.150%	11/15/46	3,347	4,151
AT&T Inc.	5.450%	3/1/47	8,345	10,754
AT&T Inc.	4.500%	3/9/48	8,287	9,459
AT&T Inc.	4.550%	3/9/49	6,779	7,761
AT&T Inc.	5.150%	2/15/50	3,900	4,890
AT&T Inc.	3.650%	6/1/51	9,000	9,027

AT&T Inc.	3.300%	2/1/52	5,000	4,692
3 AT&T Inc.	3.500%	9/15/53	10,530	10,162
3 AT&T Inc.	3.550%	9/15/55	15,581	14,959
3 AT&T Inc.	3.650%	9/15/59	10,233	10,038
AT&T Inc.	3.850%	6/1/60	2,200	2,248
AT&T Inc.	3.500%	2/1/61	3,625	3,457
Bell Canada Inc.	4.464%	4/1/48	266	326
Bell Canada Inc.	4.300%	7/29/49	5,090	6,343
British Telecommunications plc	9.625%	12/15/30	4,065	6,514
Charter Communications Operating LLC /
Charter Communications Operating Capital	2.800%	4/1/31	5,150	5,339
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	5,339	7,279
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	1,125	1,371
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	9,304	12,401
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	3,773	4,466
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	4,500	5,566
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.125%	7/1/49	4,042	4,624
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.800%	3/1/50	7,012	7,983
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.700%	4/1/51	3,700	3,632
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,360	1,884
Comcast Corp.	4.250%	10/15/30	3,836	4,707
Comcast Corp.	1.950%	1/15/31	3,600	3,693
Comcast Corp.	1.500%	2/15/31	2,000	1,966
Comcast Corp.	4.250%	1/15/33	5,439	6,758
Comcast Corp.	7.050%	3/15/33	1,905	2,916
Comcast Corp.	4.200%	8/15/34	2,855	3,551
Comcast Corp.	5.650%	6/15/35	1,100	1,559
Comcast Corp.	4.400%	8/15/35	2,900	3,660
Comcast Corp.	6.500%	11/15/35	3,645	5,529
Comcast Corp.	3.200%	7/15/36	2,000	2,209
Comcast Corp.	6.450%	3/15/37	3,447	5,212
Comcast Corp.	6.950%	8/15/37	1,988	3,157
Comcast Corp.	3.900%	3/1/38	3,755	4,440
Comcast Corp.	6.400%	5/15/38	1,431	2,197
Comcast Corp.	4.600%	10/15/38	4,259	5,416
Comcast Corp.	6.550%	7/1/39	100	156
Comcast Corp.	3.250%	11/1/39	4,440	4,932
Comcast Corp.	6.400%	3/1/40	1,406	2,167
Comcast Corp.	3.750%	4/1/40	3,000	3,503
Comcast Corp.	4.650%	7/15/42	2,705	3,497
Comcast Corp.	4.500%	1/15/43	1,770	2,245
Comcast Corp.	4.750%	3/1/44	2,101	2,746
Comcast Corp.	4.600%	8/15/45	5,400	6,934
Comcast Corp.	3.400%	7/15/46	4,397	4,855
Comcast Corp.	4.000%	8/15/47	2,000	2,403
Comcast Corp.	3.969%	11/1/47	7,334	8,708
Comcast Corp.	4.000%	3/1/48	1,250	1,514
Comcast Corp.	4.700%	10/15/48	4,600	6,087

Comcast Corp.	3.999%	11/1/49	7,197	8,722
Comcast Corp.	3.450%	2/1/50	3,650	4,096
Comcast Corp.	2.800%	1/15/51	6,000	6,015
Comcast Corp.	2.450%	8/15/52	4,000	3,701
Comcast Corp.	4.049%	11/1/52	1,418	1,731
Comcast Corp.	4.950%	10/15/58	6,325	9,003
Comcast Corp.	2.650%	8/15/62	3,100	2,902
Crown Castle International Corp.	4.750%	5/15/47	2,033	2,520
Crown Castle International Corp.	5.200%	2/15/49	1,175	1,542
Crown Castle International Corp.	4.000%	11/15/49	100	113
Crown Castle International Corp.	4.150%	7/1/50	1,050	1,207
Crown Castle International Corp.	3.250%	1/15/51	3,100	3,086
Deutsche Telekom International Finance BV	9.250%	6/1/32	200	339
Discovery Communications LLC	5.000%	9/20/37	3,667	4,434
Discovery Communications LLC	6.350%	6/1/40	2,190	3,003
Discovery Communications LLC	4.875%	4/1/43	2,391	2,761
Discovery Communications LLC	5.200%	9/20/47	2,880	3,438
Discovery Communications LLC	5.300%	5/15/49	3,239	3,969
Discovery Communications LLC	4.650%	5/15/50	3,235	3,674
3 Discovery Communications LLC	4.000%	9/15/55	889	895
Fox Corp.	5.476%	1/25/39	1,650	2,202
Fox Corp.	5.576%	1/25/49	4,200	5,818
Grupo Televisa SAB	8.500%	3/11/32	685	1,013
Grupo Televisa SAB	6.625%	1/15/40	1,478	1,949
Grupo Televisa SAB	5.000%	5/13/45	1,000	1,133
Grupo Televisa SAB	6.125%	1/31/46	2,125	2,787
Grupo Televisa SAB	5.250%	5/24/49	2,900	3,440
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,400	1,645
Koninklijke KPN NV	8.375%	10/1/30	2,000	2,900
Moody's Corp.	5.250%	7/15/44	2,000	2,765
Moody's Corp.	4.875%	12/17/48	100	137
Moody's Corp.	3.250%	5/20/50	1,300	1,410
Moody's Corp.	2.550%	8/18/60	1,000	913
NBCUniversal Media LLC	6.400%	4/30/40	2,540	3,929
NBCUniversal Media LLC	5.950%	4/1/41	1,616	2,403
NBCUniversal Media LLC	4.450%	1/15/43	3,900	4,953
Orange SA	9.000%	3/1/31	7,114	11,545
Orange SA	5.375%	1/13/42	900	1,262
Orange SA	5.500%	2/6/44	1,916	2,751
Rogers Communications Inc.	7.500%	8/15/38	1,000	1,559
Rogers Communications Inc.	4.500%	3/15/43	2,100	2,541
Rogers Communications Inc.	5.000%	3/15/44	1,249	1,586
Rogers Communications Inc.	4.300%	2/15/48	575	704
Rogers Communications Inc.	4.350%	5/1/49	5,597	6,792
Rogers Communications Inc.	3.700%	11/15/49	1,190	1,329
S&P Global Inc.	3.250%	12/1/49	1,672	1,895
S&P Global Inc.	2.300%	8/15/60	950	861
3 T-Mobile USA Inc.	2.550%	2/15/31	4,825	4,970
3 T-Mobile USA Inc.	4.375%	4/15/40	5,775	6,752
3 T-Mobile USA Inc.	3.000%	2/15/41	3,000	2,944
3 T-Mobile USA Inc.	4.500%	4/15/50	7,900	9,406
3 T-Mobile USA Inc.	3.300%	2/15/51	3,000	2,953
Telefonica Emisiones SAU	4.895%	3/6/48	2,997	3,445
Telefonica Emisiones SAU	7.045%	6/20/36	5,720	8,221
Telefonica Emisiones SAU	4.665%	3/6/38	2,616	2,991
Telefonica Emisiones SAU	5.213%	3/8/47	5,052	5,987
Telefonica Emisiones SAU	5.520%	3/1/49	3,325	4,104

TELUS Corp.	4.600%	11/16/48	1,000	1,227
TELUS Corp.	4.300%	6/15/49	1,381	1,687
Thomson Reuters Corp.	5.500%	8/15/35	599	783
Thomson Reuters Corp.	5.850%	4/15/40	1,365	1,834
Thomson Reuters Corp.	5.650%	11/23/43	600	777
Time Warner Cable LLC	6.550%	5/1/37	750	992
Time Warner Cable LLC	7.300%	7/1/38	4,118	5,818
Time Warner Cable LLC	6.750%	6/15/39	3,500	4,783
Time Warner Cable LLC	5.875%	11/15/40	3,838	4,787
Time Warner Cable LLC	5.500%	9/1/41	2,956	3,575
Time Warner Cable LLC	4.500%	9/15/42	2,925	3,168
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,436	3,757
Verizon Communications Inc.	4.500%	8/10/33	2,176	2,745
Verizon Communications Inc.	6.400%	9/15/33	610	889
Verizon Communications Inc.	4.400%	11/1/34	9,474	11,810
Verizon Communications Inc.	4.272%	1/15/36	7,613	9,317
Verizon Communications Inc.	5.250%	3/16/37	8,553	11,802
Verizon Communications Inc.	4.812%	3/15/39	4,375	5,731
Verizon Communications Inc.	4.750%	11/1/41	2,174	2,900
Verizon Communications Inc.	3.850%	11/1/42	3,223	3,811
Verizon Communications Inc.	4.125%	8/15/46	3,266	3,990
Verizon Communications Inc.	4.862%	8/21/46	9,900	13,459
Verizon Communications Inc.	5.500%	3/16/47	200	302
Verizon Communications Inc.	4.522%	9/15/48	12,502	16,399
Verizon Communications Inc.	5.012%	4/15/49	5,955	8,573
Verizon Communications Inc.	4.000%	3/22/50	2,825	3,467
Verizon Communications Inc.	5.012%	8/21/54	971	1,386
Verizon Communications Inc.	4.672%	3/15/55	7,000	9,722
ViacomCBS Inc.	4.950%	1/15/31	3,300	3,955
ViacomCBS Inc.	4.200%	5/19/32	3,850	4,403
ViacomCBS Inc.	5.500%	5/15/33	1,000	1,231
ViacomCBS Inc.	6.875%	4/30/36	3,155	4,320
ViacomCBS Inc.	5.900%	10/15/40	863	1,060
ViacomCBS Inc.	4.850%	7/1/42	1,686	1,888
ViacomCBS Inc.	4.375%	3/15/43	2,535	2,690
ViacomCBS Inc.	5.850%	9/1/43	2,319	2,897
ViacomCBS Inc.	5.250%	4/1/44	400	467
ViacomCBS Inc.	4.900%	8/15/44	2,161	2,453
ViacomCBS Inc.	4.600%	1/15/45	800	894
ViacomCBS Inc.	4.950%	5/19/50	3,398	3,925
Vodafone Group plc	6.250%	11/30/32	1,750	2,378
Vodafone Group plc	6.150%	2/27/37	3,986	5,519
Vodafone Group plc	5.000%	5/30/38	2,290	2,829
Vodafone Group plc	4.375%	2/19/43	3,191	3,729
Vodafone Group plc	5.250%	5/30/48	7,959	10,260
Vodafone Group plc	4.875%	6/19/49	5,400	6,629
Vodafone Group plc	4.250%	9/17/50	3,625	4,191
Vodafone Group plc	5.125%	6/19/59	1,775	2,265
Walt Disney Co.	2.650%	1/13/31	4,700	5,066
Walt Disney Co.	7.000%	3/1/32	1,583	2,366
Walt Disney Co.	6.550%	3/15/33	696	1,018
Walt Disney Co.	6.200%	12/15/34	3,127	4,622
Walt Disney Co.	6.400%	12/15/35	3,878	5,901
Walt Disney Co.	6.150%	3/1/37	1,073	1,555
Walt Disney Co.	6.650%	11/15/37	850	1,280
Walt Disney Co.	4.625%	3/23/40	1,115	1,410
Walt Disney Co.	3.500%	5/13/40	3,100	3,503

Walt Disney Co.	6.150%	2/15/41	1,180	1,748
Walt Disney Co.	4.375%	8/16/41	1,939	2,434
Walt Disney Co.	4.125%	12/1/41	1,705	2,067
Walt Disney Co.	3.700%	12/1/42	1,757	1,986
Walt Disney Co.	5.400%	10/1/43	4,410	6,096
Walt Disney Co.	4.125%	6/1/44	250	301
Walt Disney Co.	4.750%	9/15/44	3,329	4,219
Walt Disney Co.	4.950%	10/15/45	550	733
Walt Disney Co.	3.000%	7/30/46	1,500	1,555
Walt Disney Co.	4.750%	11/15/46	600	787
Walt Disney Co.	2.750%	9/1/49	4,600	4,450
Walt Disney Co.	4.700%	3/23/50	2,450	3,240
Walt Disney Co.	3.600%	1/13/51	6,850	7,720
Walt Disney Co.	3.800%	5/13/60	3,575	4,119

Consumer Cyclical (3.2%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	725	906
Alibaba Group Holding Ltd.	4.000%	12/6/37	3,100	3,677
Alibaba Group Holding Ltd.	4.200%	12/6/47	4,775	6,072
Alibaba Group Holding Ltd.	4.400%	12/6/57	2,205	2,944
Amazon.com Inc.	4.800%	12/5/34	3,390	4,666
Amazon.com Inc.	3.875%	8/22/37	8,587	10,690
Amazon.com Inc.	4.950%	12/5/44	2,805	3,979
Amazon.com Inc.	4.050%	8/22/47	6,450	8,308
Amazon.com Inc.	2.500%	6/3/50	6,100	6,216
Amazon.com Inc.	4.250%	8/22/57	6,000	8,166
Amazon.com Inc.	2.700%	6/3/60	5,000	5,130
Aptiv plc	4.400%	10/1/46	275	261
Aptiv plc	5.400%	3/15/49	975	1,103
AutoZone Inc.	1.650%	1/15/31	2,250	2,208
Best Buy Co. Inc.	1.950%	10/1/30	1,000	992
BorgWarner Inc.	4.375%	3/15/45	1,350	1,598
Costco Wholesale Corp.	1.750%	4/20/32	2,650	2,708
Cummins Inc.	4.875%	10/1/43	1,375	1,862
Cummins Inc.	2.600%	9/1/50	1,500	1,462
Daimler Finance North America LLC	8.500%	1/18/31	3,113	4,814
Darden Restaurants Inc.	4.550%	2/15/48	1,000	992
Dollar General Corp.	4.125%	4/3/50	2,625	3,118
eBay Inc.	4.000%	7/15/42	1,900	2,117
Ford Foundation	2.415%	6/1/50	500	514
Ford Foundation	2.815%	6/1/70	1,000	1,064
General Motors Co.	5.000%	4/1/35	3,213	3,473
General Motors Co.	6.600%	4/1/36	2,181	2,644
General Motors Co.	5.150%	4/1/38	2,755	2,928
General Motors Co.	6.250%	10/2/43	4,266	5,053
General Motors Co.	5.200%	4/1/45	3,650	3,931
General Motors Co.	6.750%	4/1/46	2,000	2,454
General Motors Co.	5.400%	4/1/48	1,878	2,068
General Motors Co.	5.950%	4/1/49	1,809	2,112
Harley-Davidson Inc.	4.625%	7/28/45	1,155	1,235
Home Depot Inc.	5.875%	12/16/36	8,325	12,473
Home Depot Inc.	3.300%	4/15/40	2,620	2,972
Home Depot Inc.	5.950%	4/1/41	2,586	3,910
Home Depot Inc.	4.200%	4/1/43	4,466	5,584
Home Depot Inc.	4.875%	2/15/44	2,913	3,971
Home Depot Inc.	4.400%	3/15/45	972	1,255
Home Depot Inc.	4.250%	4/1/46	4,674	5,944

Home Depot Inc.	3.900%	6/15/47	4,208	5,172
Home Depot Inc.	4.500%	12/6/48	3,095	4,129
Home Depot Inc.	3.125%	12/15/49	1,700	1,888
Home Depot Inc.	3.350%	4/15/50	1,950	2,241
Home Depot Inc.	3.500%	9/15/56	658	769
IHC Health Services Inc.	4.131%	5/15/48	1,075	1,388
JD.com Inc.	4.125%	1/14/50	900	987
Kohl's Corp.	5.550%	7/17/45	1,050	958
Lear Corp.	5.250%	5/15/49	1,700	1,840
Lowe's Cos. Inc.	5.000%	4/15/40	650	851
Lowe's Cos. Inc.	4.650%	4/15/42	4,100	5,170
Lowe's Cos. Inc.	4.250%	9/15/44	1,252	1,494
Lowe's Cos. Inc.	4.375%	9/15/45	1,300	1,591
Lowe's Cos. Inc.	3.700%	4/15/46	2,054	2,346
Lowe's Cos. Inc.	4.050%	5/3/47	4,065	4,832
Lowe's Cos. Inc.	4.550%	4/5/49	1,650	2,114
Lowe's Cos. Inc.	5.125%	4/15/50	3,706	5,095
Marriott International Inc.	3.500%	10/15/32	500	494
Mastercard Inc.	3.800%	11/21/46	1,600	1,946
Mastercard Inc.	3.950%	2/26/48	1,400	1,775
Mastercard Inc.	3.650%	6/1/49	2,421	2,962
Mastercard Inc.	3.850%	3/26/50	3,800	4,789
McDonald's Corp.	4.700%	12/9/35	2,700	3,453
McDonald's Corp.	6.300%	10/15/37	874	1,299
McDonald's Corp.	6.300%	3/1/38	2,571	3,838
McDonald's Corp.	5.700%	2/1/39	1,600	2,239
McDonald's Corp.	4.875%	7/15/40	650	840
McDonald's Corp.	3.700%	2/15/42	2,419	2,710
McDonald's Corp.	3.625%	5/1/43	825	921
McDonald's Corp.	4.600%	5/26/45	1,634	2,014
McDonald's Corp.	4.875%	12/9/45	1,631	2,111
McDonald's Corp.	4.450%	3/1/47	3,284	4,076
McDonald's Corp.	4.450%	9/1/48	2,530	3,142
McDonald's Corp.	3.625%	9/1/49	2,400	2,673
McDonald's Corp.	4.200%	4/1/50	2,200	2,673
NIKE Inc.	3.250%	3/27/40	1,970	2,249
NIKE Inc.	3.625%	5/1/43	1,000	1,176
NIKE Inc.	3.875%	11/1/45	2,819	3,493
NIKE Inc.	3.375%	11/1/46	1,475	1,665
NIKE Inc.	3.375%	3/27/50	4,050	4,715
O'Reilly Automotive Inc.	1.750%	3/15/31	500	495
Ross Stores Inc.	5.450%	4/15/50	1,400	1,824
Starbucks Corp.	4.300%	6/15/45	1,435	1,668
Starbucks Corp.	3.750%	12/1/47	1,758	1,906
Starbucks Corp.	4.500%	11/15/48	1,635	1,975
Starbucks Corp.	4.450%	8/15/49	3,485	4,227
Starbucks Corp.	3.350%	3/12/50	1,400	1,437
Starbucks Corp.	3.500%	11/15/50	3,175	3,371
Target Corp.	6.350%	11/1/32	999	1,499
Target Corp.	6.500%	10/15/37	1,362	2,139
Target Corp.	7.000%	1/15/38	2,000	3,280
Target Corp.	4.000%	7/1/42	2,904	3,800
Target Corp.	3.625%	4/15/46	2,505	3,139
Target Corp.	3.900%	11/15/47	2,000	2,639
TJX Cos. Inc.	4.500%	4/15/50	2,550	3,286
Visa Inc.	1.100%	2/15/31	2,850	2,787
Visa Inc.	4.150%	12/14/35	4,530	5,857

Visa Inc.	2.700%	4/15/40	3,000	3,232
Visa Inc.	4.300%	12/14/45	4,656	6,208
Visa Inc.	3.650%	9/15/47	3,530	4,318
Visa Inc.	2.000%	8/15/50	4,800	4,430
Walgreen Co.	4.400%	9/15/42	664	702
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,750	1,994
Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,216	3,516
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,061	1,138
Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,000	1,993
Walmart Inc.	5.250%	9/1/35	4,665	6,750
Walmart Inc.	6.200%	4/15/38	6,243	9,892
Walmart Inc.	3.950%	6/28/38	1,712	2,141
Walmart Inc.	5.625%	4/1/40	2,089	3,104
Walmart Inc.	4.875%	7/8/40	965	1,342
Walmart Inc.	5.000%	10/25/40	1,415	1,981
Walmart Inc.	5.625%	4/15/41	2,406	3,622
Walmart Inc.	4.000%	4/11/43	2,596	3,276
Walmart Inc.	4.300%	4/22/44	1,869	2,482
Walmart Inc.	3.625%	12/15/47	2,996	3,679
Walmart Inc.	4.050%	6/29/48	8,600	11,176
Walmart Inc.	2.950%	9/24/49	100	112
Western Union Co.	6.200%	11/17/36	1,500	1,808

Consumer Noncyclical (10.3%)
Abbott Laboratories	4.750%	11/30/36	5,225	6,950
Abbott Laboratories	6.150%	11/30/37	2,078	3,158
Abbott Laboratories	6.000%	4/1/39	1,845	2,822
Abbott Laboratories	5.300%	5/27/40	1,268	1,844
Abbott Laboratories	4.750%	4/15/43	1,075	1,480
Abbott Laboratories	4.900%	11/30/46	5,884	8,334
3 AbbVie Inc.	4.550%	3/15/35	5,903	7,231
AbbVie Inc.	4.500%	5/14/35	8,882	10,755
AbbVie Inc.	4.300%	5/14/36	5,743	6,750
3 AbbVie Inc.	4.050%	11/21/39	4,725	5,382
3 AbbVie Inc.	4.625%	10/1/42	4,325	5,221
AbbVie Inc.	4.400%	11/6/42	2,373	2,800
3 AbbVie Inc.	4.850%	6/15/44	2,960	3,641
3 AbbVie Inc.	4.750%	3/15/45	425	519
AbbVie Inc.	4.700%	5/14/45	7,990	9,783
AbbVie Inc.	4.450%	5/14/46	4,760	5,661
AbbVie Inc.	4.875%	11/14/48	5,150	6,492
3 AbbVie Inc.	4.250%	11/21/49	12,725	15,046
Adventist Health System/West	3.630%	3/1/49	925	978
Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,844
Advocate Health & Hospitals Corp.	3.387%	10/15/49	650	719
Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,125	1,193
AHS Hospital Corp.	5.024%	7/1/45	1,125	1,544
Allina Health System	3.887%	4/15/49	1,000	1,214
Altria Group Inc.	5.800%	2/14/39	1,000	1,271
Altria Group Inc.	4.250%	8/9/42	3,502	3,757
Altria Group Inc.	4.500%	5/2/43	3,911	4,351
Altria Group Inc.	5.375%	1/31/44	5,890	7,326
Altria Group Inc.	3.875%	9/16/46	929	950
Altria Group Inc.	5.950%	2/14/49	4,600	6,177
Altria Group Inc.	4.450%	5/6/50	1,525	1,704
Altria Group Inc.	6.200%	2/14/59	2,510	3,415
AmerisourceBergen Corp.	4.250%	3/1/45	1,000	1,144

AmerisourceBergen Corp.	4.300%	12/15/47	1,370	1,597
Amgen Inc.	2.300%	2/25/31	3,650	3,796
Amgen Inc.	3.150%	2/21/40	6,474	6,798
Amgen Inc.	4.950%	10/1/41	4,145	5,430
Amgen Inc.	5.150%	11/15/41	2,001	2,648
Amgen Inc.	4.400%	5/1/45	5,361	6,644
Amgen Inc.	4.563%	6/15/48	4,127	5,250
Amgen Inc.	3.375%	2/21/50	6,600	7,115
Amgen Inc.	4.663%	6/15/51	3,378	4,387
3 Amgen Inc.	2.770%	9/1/53	5,146	4,960
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	27,469	34,050
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	11,502	13,808
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,643	3,130
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,553	3,890
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,625	3,086
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,800	3,436
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,450	3,071
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,202
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,969	5,732
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,492	2,410
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	1,895	2,449
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,959	3,132
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,575	1,829
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,671	5,746
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,870	4,111
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,100	4,934
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,871	8,011
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	8,939	12,010
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,930	2,305
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,215	5,112
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,650	2,353
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,425	2,927
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,615	2,369
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	2,409
Archer-Daniels-Midland Co.	3.750%	9/15/47	687	871
Archer-Daniels-Midland Co.	4.500%	3/15/49	1,915	2,678
Ascension Health	3.106%	11/15/39	900	961
Ascension Health	3.945%	11/15/46	2,367	2,922
2 Ascension Health	4.847%	11/15/53	579	837
AstraZeneca plc	6.450%	9/15/37	5,807	8,770
AstraZeneca plc	4.000%	9/18/42	625	764
AstraZeneca plc	4.375%	11/16/45	2,768	3,602
AstraZeneca plc	4.375%	8/17/48	2,975	3,938
AstraZeneca plc	2.125%	8/6/50	1,600	1,468
Banner Health	3.181%	1/1/50	850	923
BAT Capital Corp.	2.726%	3/25/31	3,000	2,969
BAT Capital Corp.	4.390%	8/15/37	7,395	7,951
BAT Capital Corp.	3.734%	9/25/40	1,250	1,240
BAT Capital Corp.	4.540%	8/15/47	1,841	1,951
BAT Capital Corp.	4.758%	9/6/49	3,050	3,300
BAT Capital Corp.	5.282%	4/2/50	1,019	1,193
BAT Capital Corp.	3.984%	9/25/50	3,750	3,689
Baxalta Inc.	5.250%	6/23/45	3,100	4,262
Baxter International Inc.	3.500%	8/15/46	1,500	1,695
BayCare Health System Inc.	3.831%	11/15/50	1,300	1,612

Baylor Scott & White Holdings	4.185%	11/15/45	645	789
Baylor Scott & White Holdings	3.967%	11/15/46	1,431	1,696
Becton Dickinson & Co.	4.685%	12/15/44	2,859	3,530
Becton Dickinson & Co.	4.669%	6/6/47	4,411	5,406
Becton Dickinson & Co.	3.794%	5/20/50	200	221
Biogen Inc.	5.200%	9/15/45	3,496	4,664
Biogen Inc.	3.150%	5/1/50	4,625	4,548
Boston Scientific Corp.	7.000%	11/15/35	945	1,402
Boston Scientific Corp.	4.550%	3/1/39	1,333	1,667
Boston Scientific Corp.	7.375%	1/15/40	1,004	1,594
Boston Scientific Corp.	4.700%	3/1/49	2,775	3,642
Bristol-Myers Squibb Co.	4.125%	6/15/39	4,465	5,645
Bristol-Myers Squibb Co.	3.250%	8/1/42	254	293
Bristol-Myers Squibb Co.	5.250%	8/15/43	3,409	4,882
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,514	2,117
Bristol-Myers Squibb Co.	4.625%	5/15/44	2,906	3,870
Bristol-Myers Squibb Co.	5.000%	8/15/45	5,762	8,048
Bristol-Myers Squibb Co.	4.350%	11/15/47	3,084	4,022
Bristol-Myers Squibb Co.	4.550%	2/20/48	5,183	7,000
Bristol-Myers Squibb Co.	4.250%	10/26/49	5,670	7,434
Brown-Forman Corp.	4.500%	7/15/45	2,225	2,929
Campbell Soup Co.	4.800%	3/15/48	1,450	1,855
Campbell Soup Co.	3.125%	4/24/50	1,575	1,588
Cardinal Health Inc.	4.600%	3/15/43	1,285	1,414
Cardinal Health Inc.	4.500%	11/15/44	1,000	1,095
Cardinal Health Inc.	4.900%	9/15/45	1,091	1,276
Cardinal Health Inc.	4.368%	6/15/47	857	938
Catholic Health Services of Long Island
Obligated Group	3.368%	7/1/50	1,000	969
Children's Health System of Texas	2.511%	8/15/50	1,000	958
Children's Hospital Corp.	4.115%	1/1/47	1,000	1,233
Children's Hospital Corp.	2.585%	2/1/50	675	675
Children's Hospital Medical Center	4.268%	5/15/44	975	1,239
Children's Hospital/DC	2.928%	7/15/50	750	741
Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,556
Cigna Corp.	4.800%	8/15/38	5,297	6,568
Cigna Corp.	3.200%	3/15/40	1,533	1,609
Cigna Corp.	6.125%	11/15/41	2,320	3,354
Cigna Corp.	4.800%	7/15/46	6,265	7,826
Cigna Corp.	3.875%	10/15/47	2,630	2,956
Cigna Corp.	4.900%	12/15/48	2,147	2,782
Cigna Corp.	3.400%	3/15/50	5,350	5,590
City of Hope	5.623%	11/15/43	975	1,348
City of Hope	4.378%	8/15/48	1,005	1,217
Cleveland Clinic Foundation	4.858%	1/1/14	840	1,193
Coca-Cola Co.	1.375%	3/15/31	1,800	1,782
Coca-Cola Co.	4.125%	3/25/40	100	129
Coca-Cola Co.	2.500%	6/1/40	1,300	1,363
Coca-Cola Co.	4.200%	3/25/50	1,475	1,971
Coca-Cola Co.	2.600%	6/1/50	5,300	5,389
Coca-Cola Co.	2.500%	3/15/51	1,950	1,934
Coca-Cola Co.	2.750%	6/1/60	3,250	3,290
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,845
Colgate-Palmolive Co.	4.000%	8/15/45	1,800	2,420
2 CommonSpirit Health	4.350%	11/1/42	2,525	2,739
CommonSpirit Health	3.817%	10/1/49	650	706
CommonSpirit Health	4.187%	10/1/49	2,100	2,228

Community Health Network Inc.	3.099%	5/1/50	1,500	1,434
Conagra Brands Inc.	5.300%	11/1/38	725	934
Conagra Brands Inc.	5.400%	11/1/48	2,150	2,905
Constellation Brands Inc.	4.500%	5/9/47	3,695	4,466
Constellation Brands Inc.	4.100%	2/15/48	1,497	1,727
Constellation Brands Inc.	5.250%	11/15/48	100	134
Constellation Brands Inc.	3.750%	5/1/50	1,700	1,895
Cottage Health Obligated Group	3.304%	11/1/49	1,500	1,661
CVS Health Corp.	4.875%	7/20/35	1,000	1,264
CVS Health Corp.	4.780%	3/25/38	10,698	12,926
CVS Health Corp.	6.125%	9/15/39	2,525	3,432
CVS Health Corp.	4.125%	4/1/40	1,645	1,873
CVS Health Corp.	2.700%	8/21/40	1,500	1,434
CVS Health Corp.	5.300%	12/5/43	3,625	4,608
CVS Health Corp.	5.125%	7/20/45	5,741	7,206
CVS Health Corp.	5.050%	3/25/48	21,618	27,359
CVS Health Corp.	4.250%	4/1/50	3,000	3,517
Danaher Corp.	4.375%	9/15/45	1,452	1,896
Danaher Corp.	2.600%	10/1/50	2,500	2,425
Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,222
DH Europe Finance II Sarl	3.250%	11/15/39	1,350	1,491
DH Europe Finance II Sarl	3.400%	11/15/49	2,275	2,572
Diageo Capital plc	2.125%	4/29/32	2,150	2,229
Diageo Capital plc	5.875%	9/30/36	1,525	2,167
Diageo Capital plc	3.875%	4/29/43	750	895
Diageo Investment Corp.	7.450%	4/15/35	1,350	2,233
Diageo Investment Corp.	4.250%	5/11/42	1,202	1,483
Dignity Health	4.500%	11/1/42	1,050	1,170
Dignity Health	5.267%	11/1/64	900	1,069
Duke University Health System Inc.	3.920%	6/1/47	1,995	2,491
Eli Lilly & Co.	3.950%	3/15/49	6,075	7,572
Eli Lilly & Co.	4.150%	3/15/59	2,155	2,798
Eli Lilly & Co.	2.500%	9/15/60	2,500	2,345
Eli Lilly and Co.	2.250%	5/15/50	4,635	4,326
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,763
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,000	1,283
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,275	1,598
Estee Lauder Cos. Inc.	3.125%	12/1/49	1,425	1,560
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,225	2,682
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,025	3,189
General Mills Inc.	4.550%	4/17/38	1,310	1,668
General Mills Inc.	5.400%	6/15/40	2,025	2,788
General Mills Inc.	4.150%	2/15/43	2,000	2,491
Gilead Sciences Inc.	1.650%	10/1/30	1,000	996
Gilead Sciences Inc.	4.600%	9/1/35	2,739	3,517
Gilead Sciences Inc.	4.000%	9/1/36	1,008	1,203
Gilead Sciences Inc.	5.650%	12/1/41	2,431	3,430
Gilead Sciences Inc.	4.800%	4/1/44	6,064	7,796
Gilead Sciences Inc.	4.500%	2/1/45	1,700	2,122
Gilead Sciences Inc.	4.750%	3/1/46	6,872	8,885
Gilead Sciences Inc.	4.150%	3/1/47	974	1,179
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,625	2,309
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,740	7,297
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,787	2,288
Hackensack Meridian Health Inc.	2.675%	9/1/41	1,300	1,293
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,070	1,326
Hackensack Meridian Health Inc.	2.875%	9/1/50	1,300	1,274

Hackensack Meridian Health Inc.	4.500%	7/1/57	600	770
2 Hartford HealthCare Corp.	3.447%	7/1/54	1,300	1,354
Hasbro Inc.	6.350%	3/15/40	1,304	1,536
Hasbro Inc.	5.100%	5/15/44	925	948
HCA Inc.	5.125%	6/15/39	4,258	5,131
HCA Inc.	5.500%	6/15/47	1,000	1,243
HCA Inc.	5.250%	6/15/49	4,830	5,868
Hershey Co.	3.375%	8/15/46	200	231
Hershey Co.	3.125%	11/15/49	1,850	2,043
Hershey Co.	2.650%	6/1/50	950	972
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	1,220	1,542
Ingredion Inc.	3.900%	6/1/50	1,100	1,235
Iowa Health System	3.665%	2/15/50	900	1,008
JM Smucker Co.	4.250%	3/15/35	1,545	1,851
JM Smucker Co.	3.550%	3/15/50	2,225	2,444
Johns Hopkins Health System Corp.	3.837%	5/15/46	925	1,127
Johnson & Johnson	4.950%	5/15/33	1,005	1,379
Johnson & Johnson	4.375%	12/5/33	1,934	2,549
Johnson & Johnson	3.550%	3/1/36	2,009	2,430
Johnson & Johnson	3.625%	3/3/37	4,007	4,875
Johnson & Johnson	5.950%	8/15/37	3,760	5,774
Johnson & Johnson	3.400%	1/15/38	2,201	2,585
Johnson & Johnson	5.850%	7/15/38	1,415	2,205
Johnson & Johnson	2.100%	9/1/40	3,375	3,349
Johnson & Johnson	4.500%	9/1/40	790	1,074
Johnson & Johnson	4.850%	5/15/41	1,100	1,570
Johnson & Johnson	4.500%	12/5/43	1,554	2,132
Johnson & Johnson	3.700%	3/1/46	4,347	5,407
Johnson & Johnson	3.750%	3/3/47	2,525	3,187
Johnson & Johnson	3.500%	1/15/48	535	655
Johnson & Johnson	2.250%	9/1/50	2,525	2,475
Johnson & Johnson	2.450%	9/1/60	3,450	3,450
Kaiser Foundation Hospitals	4.875%	4/1/42	1,041	1,423
Kaiser Foundation Hospitals	4.150%	5/1/47	4,373	5,513
Kaiser Foundation Hospitals	3.266%	11/1/49	1,975	2,188
Kellogg Co.	7.450%	4/1/31	1,605	2,349
Kellogg Co.	4.500%	4/1/46	1,534	1,917
Keurig Dr Pepper Inc.	4.985%	5/25/38	1,375	1,782
Keurig Dr Pepper Inc.	4.500%	11/15/45	3,120	3,875
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,425	1,751
Keurig Dr Pepper Inc.	3.800%	5/1/50	1,500	1,715
Kimberly-Clark Corp.	6.625%	8/1/37	1,425	2,256
Kimberly-Clark Corp.	5.300%	3/1/41	1,179	1,678
Kimberly-Clark Corp.	3.700%	6/1/43	480	570
Kimberly-Clark Corp.	3.200%	7/30/46	2,250	2,562
Kimberly-Clark Corp.	2.875%	2/7/50	800	886
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,167
Koninklijke Philips NV	6.875%	3/11/38	1,750	2,643
Koninklijke Philips NV	5.000%	3/15/42	1,260	1,650
Kroger Co.	8.000%	9/15/29	775	1,123
Kroger Co.	7.500%	4/1/31	770	1,128
Kroger Co.	6.900%	4/15/38	750	1,096
Kroger Co.	5.400%	7/15/40	1,130	1,462
Kroger Co.	5.000%	4/15/42	1,425	1,814
Kroger Co.	5.150%	8/1/43	1,269	1,647
Kroger Co.	3.875%	10/15/46	1,650	1,869

Kroger Co.	4.450%	2/1/47	875	1,081
Kroger Co.	4.650%	1/15/48	1,596	2,011
Kroger Co.	5.400%	1/15/49	1,575	2,172
Kroger Co.	3.950%	1/15/50	1,950	2,273
Laboratory Corp. of America Holdings	4.700%	2/1/45	2,699	3,419
2 Mayo Clinic	3.774%	11/15/43	575	682
2 Mayo Clinic	4.000%	11/15/47	1,000	1,246
2 Mayo Clinic	4.128%	11/15/52	1,000	1,301
McCormick & Co. Inc.	4.200%	8/15/47	1,425	1,790
McKesson Corp.	6.000%	3/1/41	375	512
McLaren Health Care Corp.	4.386%	5/15/48	500	621
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	2,567
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,519	2,032
2 MedStar Health Inc.	3.626%	8/15/49	750	819
Medtronic Inc.	4.375%	3/15/35	4,951	6,608
Medtronic Inc.	4.625%	3/15/45	4,500	6,172
Memorial Health Services	3.447%	11/1/49	1,000	1,047
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	950	1,301
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	750	799
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,420	1,833
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,198	1,600
Merck & Co. Inc.	6.500%	12/1/33	375	585
Merck & Co. Inc.	6.550%	9/15/37	1,100	1,751
Merck & Co. Inc.	3.900%	3/7/39	1,177	1,446
Merck & Co. Inc.	2.350%	6/24/40	2,625	2,663
Merck & Co. Inc.	3.600%	9/15/42	3,912	4,801
Merck & Co. Inc.	4.150%	5/18/43	1,309	1,659
Merck & Co. Inc.	3.700%	2/10/45	6,155	7,353
Merck & Co. Inc.	4.000%	3/7/49	2,705	3,405
Merck & Co. Inc.	2.450%	6/24/50	5,475	5,450
Methodist Hospital	2.705%	12/1/50	1,275	1,277
Molson Coors Beverage Co.	5.000%	5/1/42	2,915	3,301
Molson Coors Beverage Co.	4.200%	7/15/46	3,887	4,093
Mondelez International Inc.	1.875%	10/15/32	1,500	1,496
Mondelez International Inc.	4.625%	5/7/48	826	1,092
Mondelez International Inc.	2.625%	9/4/50	750	722
2 Montefiore Obligated Group	5.246%	11/1/48	1,575	1,771
Montefiore Obligated Group	4.287%	9/1/50	650	645
2 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,150	1,316
2 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,450	1,600
Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	489
MultiCare Health System	2.803%	8/15/50	775	782
Mylan Inc.	5.400%	11/29/43	1,275	1,604
Mylan Inc.	5.200%	4/15/48	1,875	2,318
Mylan NV	5.250%	6/15/46	2,675	3,326
New York & Presbyterian Hospital	4.024%	8/1/45	1,305	1,629
New York & Presbyterian Hospital	4.063%	8/1/56	575	740
New York & Presbyterian Hospital	3.954%	8/1/19	1,600	1,794
New York & Presbyterian Hospital	2.256%	8/1/40	775	756
New York & Presbyterian Hospital	2.606%	8/1/60	775	749
Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,952
Northwell Healthcare Inc.	4.260%	11/1/47	1,875	2,170
Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,117
Novartis Capital Corp.	3.700%	9/21/42	1,375	1,666
Novartis Capital Corp.	4.400%	5/6/44	4,283	5,747
Novartis Capital Corp.	4.000%	11/20/45	1,726	2,202
Novartis Capital Corp.	2.750%	8/14/50	2,375	2,544

NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery	2.667%	10/1/50	885	839
2 NYU Hospitals Center	4.368%	7/1/47	950	1,146
NYU Langone Hospitals	5.750%	7/1/43	925	1,255
NYU Langone Hospitals	4.784%	7/1/44	930	1,181
NYU Langone Hospitals	3.380%	7/1/55	800	816
2 OhioHealth Corp.	3.042%	11/15/50	1,100	1,205
Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,172
Orlando Health Obligated Group	3.327%	10/1/50	500	500
Partners Healthcare System Inc.	3.765%	7/1/48	276	332
Partners Healthcare System Inc.	3.192%	7/1/49	1,375	1,482
Partners Healthcare System Inc.	4.117%	7/1/55	125	156
Partners Healthcare System Inc.	3.342%	7/1/60	1,100	1,213
PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,491
PepsiCo Inc.	5.500%	1/15/40	100	148
PepsiCo Inc.	3.500%	3/19/40	1,500	1,772
PepsiCo Inc.	4.875%	11/1/40	100	138
PepsiCo Inc.	4.000%	3/5/42	3,528	4,424
PepsiCo Inc.	3.600%	8/13/42	1,025	1,212
PepsiCo Inc.	4.250%	10/22/44	2,043	2,656
PepsiCo Inc.	4.600%	7/17/45	1,424	1,938
PepsiCo Inc.	4.450%	4/14/46	4,004	5,290
PepsiCo Inc.	3.450%	10/6/46	4,075	4,713
PepsiCo Inc.	4.000%	5/2/47	1,133	1,426
PepsiCo Inc.	3.375%	7/29/49	2,590	2,984
PepsiCo Inc.	2.875%	10/15/49	2,600	2,776
PepsiCo Inc.	3.625%	3/19/50	2,770	3,331
PepsiCo Inc.	3.875%	3/19/60	2,775	3,496
Perrigo Finance Unlimited Co.	4.900%	12/15/44	936	1,000
Pfizer Inc.	4.000%	12/15/36	4,462	5,435
Pfizer Inc.	4.100%	9/15/38	1,780	2,211
Pfizer Inc.	3.900%	3/15/39	1,475	1,797
Pfizer Inc.	7.200%	3/15/39	7,558	12,577
Pfizer Inc.	2.550%	5/28/40	250	259
Pfizer Inc.	5.600%	9/15/40	488	708
Pfizer Inc.	4.300%	6/15/43	1,882	2,405
Pfizer Inc.	4.400%	5/15/44	2,245	2,962
Pfizer Inc.	4.125%	12/15/46	1,000	1,272
Pfizer Inc.	4.200%	9/15/48	3,650	4,695
Pfizer Inc.	4.000%	3/15/49	1,700	2,144
Pfizer Inc.	2.700%	5/28/50	4,550	4,728
Philip Morris International Inc.	6.375%	5/16/38	3,558	5,272
Philip Morris International Inc.	4.375%	11/15/41	2,505	3,071
Philip Morris International Inc.	4.500%	3/20/42	2,773	3,424
Philip Morris International Inc.	3.875%	8/21/42	1,090	1,229
Philip Morris International Inc.	4.125%	3/4/43	2,300	2,692
Philip Morris International Inc.	4.875%	11/15/43	1,500	1,921
Philip Morris International Inc.	4.250%	11/10/44	3,129	3,769
Procter & Gamble Co.	5.500%	2/1/34	1,080	1,573
Procter & Gamble Co.	5.800%	8/15/34	700	1,043
Procter & Gamble Co.	5.550%	3/5/37	1,650	2,519
Procter & Gamble Co.	3.550%	3/25/40	2,948	3,583
Procter & Gamble Co.	3.500%	10/25/47	1,447	1,790
Procter & Gamble Co.	3.600%	3/25/50	3,645	4,594
2 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	1,395	1,589
Quest Diagnostics Inc.	2.800%	6/30/31	1,800	1,938

Quest Diagnostics Inc.	4.700%	3/30/45	808	1,018
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,100	1,028
Reynolds American Inc.	5.700%	8/15/35	3,331	4,181
Reynolds American Inc.	7.250%	6/15/37	2,287	3,033
Reynolds American Inc.	6.150%	9/15/43	2,875	3,599
Reynolds American Inc.	5.850%	8/15/45	3,126	3,804
3 Royalty Pharma plc	3.300%	9/2/40	2,625	2,572
3 Royalty Pharma plc	3.550%	9/2/50	2,525	2,413
RWJ Barnabas Health Inc.	3.949%	7/1/46	1,150	1,316
RWJ Barnabas Health Inc.	3.477%	7/1/49	650	701
Sharp HealthCare	2.680%	8/1/50	725	727
Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,223
Stanford Health Care	3.795%	11/15/48	1,550	1,892
Stryker Corp.	4.100%	4/1/43	1,070	1,265
Stryker Corp.	4.375%	5/15/44	1,100	1,357
Stryker Corp.	4.625%	3/15/46	2,000	2,601
Stryker Corp.	2.900%	6/15/50	1,700	1,740
Sutter Health	4.091%	8/15/48	1,325	1,564
Sysco Corp.	6.600%	4/1/40	1,200	1,629
Sysco Corp.	4.850%	10/1/45	1,725	1,954
Sysco Corp.	4.500%	4/1/46	1,160	1,273
Sysco Corp.	4.450%	3/15/48	1,450	1,565
Sysco Corp.	3.300%	2/15/50	1,075	1,010
Sysco Corp.	6.600%	4/1/50	3,525	4,935
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,850	1,919
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,775	2,834
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,425	3,571
Texas Health Resources	2.328%	11/15/50	825	768
2 Texas Health Resources	4.330%	11/15/55	750	1,012
Thermo Fisher Scientific Inc.	5.300%	2/1/44	638	899
Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,026	1,304
Toledo Hospital	5.750%	11/15/38	1,375	1,604
Toledo Hospital	6.015%	11/15/48	1,100	1,262
Trinity Health Corp.	4.125%	12/1/45	1,300	1,564
2 Trinity Health Corp.	3.434%	12/1/48	1,005	1,049
Tyson Foods Inc.	4.875%	8/15/34	2,416	3,153
Tyson Foods Inc.	5.150%	8/15/44	1,688	2,240
Tyson Foods Inc.	4.550%	6/2/47	3,305	4,140
Tyson Foods Inc.	5.100%	9/28/48	2,640	3,630
Unilever Capital Corp.	5.900%	11/15/32	2,083	3,067
3 Universal Health Services Inc.	2.650%	10/15/30	1,500	1,493
3 Upjohn Inc.	3.850%	6/22/40	4,130	4,463
3 Upjohn Inc.	4.000%	6/22/50	4,116	4,359
Whirlpool Corp.	4.600%	5/15/50	1,250	1,553
2 Willis-Knighton Medical Center	4.813%	9/1/48	925	1,162
Wyeth LLC	6.500%	2/1/34	2,616	4,062
Wyeth LLC	6.000%	2/15/36	890	1,288
Wyeth LLC	5.950%	4/1/37	2,455	3,649
Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	975
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	444
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	370	486
Zoetis Inc.	4.700%	2/1/43	4,016	5,270
Zoetis Inc.	3.950%	9/12/47	1,471	1,807
Zoetis Inc.	4.450%	8/20/48	1,050	1,366
Zoetis Inc.	3.000%	5/15/50	800	854

Energy (4.4%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	1,280	1,280
Baker Hughes Holdings LLC	5.125%	9/15/40	3,963	4,674
BP Capital Markets America Inc.	3.000%	2/24/50	6,297	6,020
BP Capital Markets America Inc.	2.772%	11/10/50	1,700	1,553
Burlington Resources Finance Co.	7.200%	8/15/31	935	1,356
Burlington Resources Finance Co.	7.400%	12/1/31	1,425	2,083
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,360	1,743
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,029	2,493
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	851
Canadian Natural Resources Ltd.	6.500%	2/15/37	725	881
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,550	1,845
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,200	1,508
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,900	2,111
Chevron Corp.	2.978%	5/11/40	1,600	1,717
Chevron Corp.	3.078%	5/11/50	2,700	2,876
Chevron USA Inc.	2.343%	8/12/50	1,000	933
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	2,211
Concho Resources Inc.	4.875%	10/1/47	2,600	2,870
Concho Resources Inc.	4.850%	8/15/48	1,600	1,774
Conoco Funding Co.	7.250%	10/15/31	2,330	3,504
ConocoPhillips	5.900%	10/15/32	2,600	3,548
ConocoPhillips	5.900%	5/15/38	1,675	2,286
ConocoPhillips	6.500%	2/1/39	2,635	3,849
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,817	2,489
ConocoPhillips Co.	4.300%	11/15/44	2,177	2,597
ConocoPhillips Co.	5.950%	3/15/46	1,575	2,314
Devon Energy Corp.	7.950%	4/15/32	1,451	1,874
Devon Energy Corp.	5.600%	7/15/41	2,379	2,400
Devon Energy Corp.	4.750%	5/15/42	2,552	2,361
Devon Energy Corp.	5.000%	6/15/45	1,700	1,619
Devon Financing Co. LLC	7.875%	9/30/31	1,591	2,050
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,658
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,433
Dominion Energy Gas Holdings LLC	3.900%	11/15/49	800	924
Enable Midstream Partners LP	5.000%	5/15/44	1,400	1,183
Enbridge Energy Partners LP	7.500%	4/15/38	1,381	1,891
Enbridge Energy Partners LP	5.500%	9/15/40	2,025	2,408
Enbridge Energy Partners LP	7.375%	10/15/45	2,265	3,268
Enbridge Inc.	4.500%	6/10/44	1,000	1,124
Enbridge Inc.	4.000%	11/15/49	1,000	1,059
Energy Transfer Operating LP	4.900%	3/15/35	1,000	946
Energy Transfer Operating LP	6.250%	4/15/49	3,306	3,409
Energy Transfer Operating LP	5.000%	5/15/50	2,150	1,978
Energy Transfer Partners LP	6.625%	10/15/36	1,226	1,277
Energy Transfer Partners LP	5.800%	6/15/38	1,700	1,675
Energy Transfer Partners LP	7.500%	7/1/38	2,105	2,394
Energy Transfer Partners LP	6.050%	6/1/41	1,650	1,652
Energy Transfer Partners LP	6.500%	2/1/42	3,130	3,271
Energy Transfer Partners LP	5.150%	2/1/43	1,399	1,271
Energy Transfer Partners LP	5.950%	10/1/43	1,700	1,670
Energy Transfer Partners LP	5.150%	3/15/45	3,051	2,757
Energy Transfer Partners LP	6.125%	12/15/45	3,120	3,128
Energy Transfer Partners LP	5.300%	4/15/47	2,300	2,136
Energy Transfer Partners LP	6.000%	6/15/48	3,050	3,054
Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,331

Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,654
Enterprise Products Operating LLC	7.550%	4/15/38	1,175	1,638
Enterprise Products Operating LLC	6.125%	10/15/39	2,185	2,788
Enterprise Products Operating LLC	5.950%	2/1/41	1,078	1,346
Enterprise Products Operating LLC	5.700%	2/15/42	2,375	2,929
Enterprise Products Operating LLC	4.850%	8/15/42	2,480	2,822
Enterprise Products Operating LLC	4.450%	2/15/43	1,003	1,085
Enterprise Products Operating LLC	4.850%	3/15/44	1,419	1,605
Enterprise Products Operating LLC	5.100%	2/15/45	3,290	3,807
Enterprise Products Operating LLC	4.900%	5/15/46	1,450	1,634
Enterprise Products Operating LLC	4.250%	2/15/48	4,100	4,308
Enterprise Products Operating LLC	4.800%	2/1/49	3,190	3,633
Enterprise Products Operating LLC	4.200%	1/31/50	2,205	2,321
Enterprise Products Operating LLC	3.700%	1/31/51	1,650	1,624
Enterprise Products Operating LLC	3.200%	2/15/52	5,390	4,879
Enterprise Products Operating LLC	4.950%	10/15/54	2,267	2,608
Enterprise Products Operating LLC	3.950%	1/31/60	2,070	2,034
EOG Resources Inc.	3.900%	4/1/35	837	936
EOG Resources Inc.	4.950%	4/15/50	2,485	3,023
Exxon Mobil Corp.	2.610%	10/15/30	5,500	5,915
Exxon Mobil Corp.	2.995%	8/16/39	1,362	1,430
Exxon Mobil Corp.	4.227%	3/19/40	4,457	5,445
Exxon Mobil Corp.	3.567%	3/6/45	2,300	2,488
Exxon Mobil Corp.	4.114%	3/1/46	6,381	7,513
Exxon Mobil Corp.	3.095%	8/16/49	3,425	3,467
Exxon Mobil Corp.	4.327%	3/19/50	8,200	10,218
Exxon Mobil Corp.	3.452%	4/15/51	6,350	6,970
Halliburton Co.	4.850%	11/15/35	3,945	4,182
Halliburton Co.	6.700%	9/15/38	2,024	2,454
Halliburton Co.	4.500%	11/15/41	2,075	2,021
Halliburton Co.	4.750%	8/1/43	3,895	3,846
Halliburton Co.	5.000%	11/15/45	3,925	4,033
Hess Corp.	7.300%	8/15/31	1,145	1,381
Hess Corp.	7.125%	3/15/33	1,250	1,505
Hess Corp.	6.000%	1/15/40	1,916	2,096
Hess Corp.	5.600%	2/15/41	3,300	3,576
Hess Corp.	5.800%	4/1/47	1,200	1,320
HollyFrontier Corp.	4.500%	10/1/30	1,000	969
Husky Energy Inc.	6.800%	9/15/37	1,000	1,242
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	641
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	699
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,025	2,749
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,400	1,706
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,125	1,393
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,894	5,065
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,970	2,464
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,016	1,277
Kinder Morgan Energy Partners LP	7.500%	11/15/40	100	136
Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,671	3,305
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,000	1,157
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,937	2,185
Kinder Morgan Energy Partners LP	4.700%	11/1/42	750	797
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,575	1,754
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,613	3,054
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,450	1,671
Kinder Morgan Inc.	2.000%	2/15/31	100	96
Kinder Morgan Inc.	5.300%	12/1/34	421	500

Kinder Morgan Inc.	5.550%	6/1/45	3,925	4,671
Kinder Morgan Inc.	3.250%	8/1/50	1,650	1,478
Kinder Morgan Inc.	7.800%	8/1/31	1,954	2,733
Kinder Morgan Inc.	7.750%	1/15/32	800	1,103
Kinder Morgan Inc.	5.050%	2/15/46	1,593	1,795
Kinder Morgan Inc.	5.200%	3/1/48	985	1,148
Magellan Midstream Partners LP	5.150%	10/15/43	1,665	1,915
Magellan Midstream Partners LP	4.250%	9/15/46	1,860	1,929
Magellan Midstream Partners LP	4.200%	10/3/47	2,000	2,067
Magellan Midstream Partners LP	3.950%	3/1/50	875	892
Marathon Oil Corp.	6.800%	3/15/32	1,500	1,586
Marathon Oil Corp.	6.600%	10/1/37	2,140	2,196
Marathon Oil Corp.	5.200%	6/1/45	1,300	1,216
Marathon Petroleum Corp.	6.500%	3/1/41	2,538	3,084
Marathon Petroleum Corp.	4.750%	9/15/44	1,916	1,990
Marathon Petroleum Corp.	4.500%	4/1/48	1,300	1,315
Marathon Petroleum Corp.	5.000%	9/15/54	1,000	1,027
MPLX LP	4.500%	4/15/38	3,405	3,473
MPLX LP	5.200%	3/1/47	2,688	2,890
3 MPLX LP	5.200%	12/1/47	600	644
MPLX LP	5.200%	12/1/47	1,245	1,335
MPLX LP	4.700%	4/15/48	3,935	3,989
MPLX LP	5.500%	2/15/49	3,025	3,388
MPLX LP	4.900%	4/15/58	1,200	1,215
National Oilwell Varco Inc.	3.950%	12/1/42	2,800	2,461
Noble Energy Inc.	6.000%	3/1/41	2,075	2,882
Noble Energy Inc.	5.250%	11/15/43	2,205	2,897
Noble Energy Inc.	5.050%	11/15/44	2,031	2,597
Noble Energy Inc.	4.950%	8/15/47	1,725	2,255
Noble Energy Inc.	4.200%	10/15/49	941	1,140
ONEOK Inc.	6.350%	1/15/31	450	523
ONEOK Inc.	6.000%	6/15/35	1,335	1,467
ONEOK Inc.	4.950%	7/13/47	1,000	950
ONEOK Inc.	5.200%	7/15/48	2,325	2,234
ONEOK Inc.	4.450%	9/1/49	2,150	1,898
ONEOK Inc.	4.500%	3/15/50	1,000	886
ONEOK Inc.	7.150%	1/15/51	251	297
ONEOK Partners LP	6.650%	10/1/36	2,650	2,972
ONEOK Partners LP	6.850%	10/15/37	1,250	1,410
ONEOK Partners LP	6.125%	2/1/41	1,000	1,054
ONEOK Partners LP	6.200%	9/15/43	1,575	1,660
Petro-Canada	5.350%	7/15/33	1,000	1,164
Petro-Canada	5.950%	5/15/35	2,000	2,460
Petro-Canada	6.800%	5/15/38	1,660	2,157
Phillips 66	2.150%	12/15/30	2,000	1,936
Phillips 66	4.650%	11/15/34	2,456	2,930
Phillips 66	5.875%	5/1/42	3,980	5,216
Phillips 66	4.875%	11/15/44	2,000	2,373
Phillips 66 Partners LP	4.680%	2/15/45	840	842
Phillips 66 Partners LP	4.900%	10/1/46	1,900	1,962
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,100	1,217
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	375	356
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,150

Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	2,000	1,791
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	2,442	2,225
Shell International Finance BV	4.125%	5/11/35	4,732	5,666
Shell International Finance BV	6.375%	12/15/38	2,354	3,458
Shell International Finance BV	5.500%	3/25/40	2,670	3,708
Shell International Finance BV	3.625%	8/21/42	2,032	2,185
Shell International Finance BV	4.550%	8/12/43	4,010	4,942
Shell International Finance BV	4.375%	5/11/45	3,811	4,648
Shell International Finance BV	4.000%	5/10/46	5,682	6,576
Shell International Finance BV	3.750%	9/12/46	2,704	3,015
Shell International Finance BV	3.125%	11/7/49	3,414	3,506
Shell International Finance BV	3.250%	4/6/50	6,360	6,742
Spectra Energy Partners LP	5.950%	9/25/43	1,257	1,578
Spectra Energy Partners LP	4.500%	3/15/45	1,775	2,004
Suncor Energy Inc.	7.150%	2/1/32	1,730	2,258
Suncor Energy Inc.	5.950%	12/1/34	2,339	2,895
Suncor Energy Inc.	6.500%	6/15/38	2,005	2,561
Suncor Energy Inc.	6.850%	6/1/39	1,860	2,409
Suncor Energy Inc.	4.000%	11/15/47	1,640	1,676
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,183	1,106
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	2,430	2,263
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,400	3,205
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,475
Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,346
Total Capital International SA	2.986%	6/29/41	2,000	2,078
Total Capital International SA	3.461%	7/12/49	2,910	3,186
Total Capital International SA	3.127%	5/29/50	5,125	5,331
Total Capital International SA	3.386%	6/29/60	2,000	2,090
TransCanada PipeLines Ltd.	4.625%	3/1/34	3,497	4,096
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,012
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,350	1,787
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,489	3,418
TransCanada PipeLines Ltd.	4.750%	5/15/38	2,637	3,114
TransCanada PipeLines Ltd.	7.250%	8/15/38	625	944
TransCanada PipeLines Ltd.	7.625%	1/15/39	3,105	4,690
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,025	2,695
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,584	3,105
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,565	3,165
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,325	2,961
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,345	1,647
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,495	1,651
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,500	1,721
3 Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,694	1,762
Valero Energy Corp.	7.500%	4/15/32	1,290	1,747
Valero Energy Corp.	6.625%	6/15/37	3,050	3,843
Valero Energy Corp.	4.900%	3/15/45	1,481	1,639
Williams Cos. Inc.	3.500%	11/15/30	1,100	1,195
Williams Cos. Inc.	7.500%	1/15/31	1,260	1,652
Williams Cos. Inc.	6.300%	4/15/40	4,200	5,180
Williams Cos. Inc.	5.800%	11/15/43	1,000	1,167
Williams Cos. Inc.	5.400%	3/4/44	1,422	1,598
Williams Cos. Inc.	5.750%	6/24/44	2,675	3,177
Williams Cos. Inc.	5.100%	9/15/45	2,225	2,481
Williams Cos. Inc.	4.850%	3/1/48	1,680	1,884

Other Industrial (0.5%)
2 American University	3.672%	4/1/49	1,375	1,560
2 Boston University	4.061%	10/1/48	875	1,145
California Institute of Technology	4.321%	8/1/45	1,050	1,364
California Institute of Technology	4.700%	11/1/11	930	1,296
2 Duke University	2.682%	10/1/44	1,000	1,045
2 Duke University	2.832%	10/1/55	3,400	3,699
Emory University	2.969%	9/1/50	900	984
Georgetown University	2.943%	4/1/50	3,140	3,146
Georgetown University	5.215%	10/1/18	200	271
2 Johns Hopkins University	4.083%	7/1/53	1,225	1,625
Leland Stanford Junior University	3.647%	5/1/48	1,310	1,614
2 Massachusetts Institute of Technology	3.959%	7/1/38	1,450	1,815
Massachusetts Institute of Technology	2.989%	7/1/50	1,425	1,639
Massachusetts Institute of Technology	5.600%	7/1/11	1,100	1,936
Massachusetts Institute of Technology	4.678%	7/1/14	955	1,404
Massachusetts Institute of Technology	3.885%	7/1/16	2,566	3,216
2 Northwestern University	4.643%	12/1/44	1,875	2,498
2 Northwestern University	2.640%	12/1/50	470	491
2 Northwestern University	3.662%	12/1/57	570	725
President & Fellows of Harvard College	4.875%	10/15/40	1,215	1,709
President & Fellows of Harvard College	3.150%	7/15/46	985	1,140
President & Fellows of Harvard College	2.517%	10/15/50	1,400	1,446
Quanta Services Inc.	2.900%	10/1/30	2,400	2,444
2 Trustees of Boston College	3.129%	7/1/52	1,200	1,341
Trustees of the University of Pennsylvania	2.396%	10/1/50	1,050	1,054
2 University of Chicago	2.547%	4/1/50	1,425	1,416
2 University of Chicago	4.003%	10/1/53	1,250	1,578
2 University of Notre Dame du Lac	3.438%	2/15/45	649	768
University of Notre Dame du Lac	3.394%	2/15/48	1,100	1,290
University of Pennsylvania	4.674%	9/1/12	1,100	1,547
University of Pennsylvania	3.610%	2/15/19	450	499
2 University of Southern California	3.028%	10/1/39	1,745	1,906
University of Southern California	2.805%	10/1/50	525	556
University of Southern California	3.226%	10/1/20	1,200	1,272
2 William Marsh Rice University	3.574%	5/15/45	859	1,034
Yale University	2.402%	4/15/50	1,375	1,413

Technology (4.2%)
Alphabet Inc.	1.900%	8/15/40	3,000	2,875
Alphabet Inc.	2.050%	8/15/50	6,200	5,738
Alphabet Inc.	2.250%	8/15/60	5,000	4,684
Analog Devices Inc.	5.300%	12/15/45	1,040	1,432
Apple Inc.	4.500%	2/23/36	2,524	3,354
Apple Inc.	3.850%	5/4/43	7,319	9,113
Apple Inc.	4.450%	5/6/44	2,585	3,471
Apple Inc.	3.450%	2/9/45	5,665	6,625
Apple Inc.	4.375%	5/13/45	1,907	2,548
Apple Inc.	4.650%	2/23/46	4,094	5,695
Apple Inc.	3.850%	8/4/46	5,307	6,576
Apple Inc.	4.250%	2/9/47	5,295	7,028
Apple Inc.	3.750%	9/12/47	4,799	5,900
Apple Inc.	3.750%	11/13/47	3,838	4,717
Apple Inc.	2.950%	9/11/49	4,700	5,138
Apple Inc.	2.650%	5/11/50	7,700	7,994
Apple Inc.	2.400%	8/20/50	3,150	3,116
Apple Inc.	2.550%	8/20/60	2,725	2,692

Applied Materials Inc.	5.100%	10/1/35	2,783	3,845
Applied Materials Inc.	5.850%	6/15/41	1,580	2,353
Applied Materials Inc.	4.350%	4/1/47	1,875	2,483
Applied Materials Inc.	2.750%	6/1/50	2,000	2,092
Broadcom Inc.	4.150%	11/15/30	7,000	7,854
Broadcom Inc.	4.300%	11/15/32	5,000	5,704
Cisco Systems Inc.	5.900%	2/15/39	1,682	2,548
Cisco Systems Inc.	5.500%	1/15/40	5,750	8,509
Corning Inc.	4.700%	3/15/37	625	760
Corning Inc.	5.750%	8/15/40	1,863	2,524
Corning Inc.	4.750%	3/15/42	250	313
Corning Inc.	5.350%	11/15/48	2,495	3,408
Corning Inc.	3.900%	11/15/49	100	115
Corning Inc.	4.375%	11/15/57	600	721
Corning Inc.	5.850%	11/15/68	645	857
Corning Inc.	5.450%	11/15/79	3,451	4,386
3 Dell International LLC / EMC Corp.	8.100%	7/15/36	3,425	4,486
3 Dell International LLC / EMC Corp.	8.350%	7/15/46	5,325	7,051
Equinix Inc.	3.000%	7/15/50	1,386	1,374
Equinix Inc.	2.950%	9/15/51	1,000	973
Fiserv Inc.	4.400%	7/1/49	5,400	6,775
Global Payments Inc.	4.150%	8/15/49	3,509	4,087
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,517	1,898
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,022	3,838
HP Inc.	6.000%	9/15/41	3,625	4,418
Intel Corp.	4.000%	12/15/32	4,302	5,384
Intel Corp.	4.800%	10/1/41	1,500	2,047
Intel Corp.	4.250%	12/15/42	925	1,165
Intel Corp.	4.900%	7/29/45	1,800	2,492
Intel Corp.	4.100%	5/19/46	3,455	4,310
Intel Corp.	4.100%	5/11/47	3,225	4,053
Intel Corp.	3.734%	12/8/47	6,122	7,293
Intel Corp.	3.250%	11/15/49	3,825	4,264
Intel Corp.	4.750%	3/25/50	6,910	9,473
Intel Corp.	3.100%	2/15/60	2,850	3,048
Intel Corp.	4.950%	3/25/60	1,615	2,353
International Business Machines Corp.	5.875%	11/29/32	700	1,021
International Business Machines Corp.	4.150%	5/15/39	5,096	6,228
International Business Machines Corp.	5.600%	11/30/39	1,900	2,696
International Business Machines Corp.	2.850%	5/15/40	1,200	1,274
International Business Machines Corp.	4.000%	6/20/42	4,254	5,116
International Business Machines Corp.	4.700%	2/19/46	100	135
International Business Machines Corp.	4.250%	5/15/49	6,683	8,322
International Business Machines Corp.	2.950%	5/15/50	2,800	2,877
Jabil Inc.	3.000%	1/15/31	1,500	1,530
Juniper Networks Inc.	5.950%	3/15/41	1,580	2,001
KLA Corp.	5.000%	3/15/49	1,150	1,538
KLA Corp.	3.300%	3/1/50	600	625
Lam Research Corp.	4.875%	3/15/49	1,780	2,501
Lam Research Corp.	2.875%	6/15/50	1,500	1,549
Microsoft Corp.	3.500%	2/12/35	4,220	5,186
Microsoft Corp.	4.200%	11/3/35	7,021	9,212
Microsoft Corp.	3.450%	8/8/36	5,100	6,166
Microsoft Corp.	4.100%	2/6/37	2,174	2,820
Microsoft Corp.	4.500%	10/1/40	50	68
Microsoft Corp.	5.300%	2/8/41	116	176
Microsoft Corp.	3.500%	11/15/42	3,300	3,982

Microsoft Corp.	3.750%	2/12/45	428	535
Microsoft Corp.	4.450%	11/3/45	5,393	7,588
Microsoft Corp.	3.700%	8/8/46	12,565	15,709
Microsoft Corp.	4.250%	2/6/47	3,609	4,954
Microsoft Corp.	2.525%	6/1/50	15,973	16,645
Microsoft Corp.	4.000%	2/12/55	2,472	3,326
Microsoft Corp.	4.750%	11/3/55	305	449
Microsoft Corp.	3.950%	8/8/56	4,253	5,589
Microsoft Corp.	2.675%	6/1/60	10,962	11,472
Motorola Solutions Inc.	2.300%	11/15/30	1,000	990
Motorola Solutions Inc.	5.500%	9/1/44	725	841
NVIDIA Corp.	3.500%	4/1/40	3,000	3,487
NVIDIA Corp.	3.500%	4/1/50	5,165	6,002
NVIDIA Corp.	3.700%	4/1/60	1,150	1,366
Oracle Corp.	4.300%	7/8/34	5,149	6,434
Oracle Corp.	3.900%	5/15/35	4,816	5,845
Oracle Corp.	3.850%	7/15/36	2,415	2,848
Oracle Corp.	3.800%	11/15/37	3,631	4,254
Oracle Corp.	6.125%	7/8/39	4,564	6,868
Oracle Corp.	3.600%	4/1/40	7,550	8,574
Oracle Corp.	5.375%	7/15/40	6,477	9,073
Oracle Corp.	4.500%	7/8/44	1,375	1,725
Oracle Corp.	4.125%	5/15/45	5,600	6,673
Oracle Corp.	4.000%	7/15/46	7,245	8,534
Oracle Corp.	4.000%	11/15/47	5,900	6,979
Oracle Corp.	3.600%	4/1/50	12,050	13,461
Oracle Corp.	4.375%	5/15/55	2,081	2,602
Oracle Corp.	3.850%	4/1/60	8,900	10,422
PayPal Holdings Inc.	3.250%	6/1/50	2,600	2,857
QUALCOMM Inc.	4.650%	5/20/35	2,745	3,666
QUALCOMM Inc.	4.800%	5/20/45	5,031	6,714
QUALCOMM Inc.	4.300%	5/20/47	4,900	6,254
3 Seagate HDD Cayman	4.125%	1/15/31	500	541
Seagate HDD Cayman	5.750%	12/1/34	1,592	1,803
Texas Instruments Inc.	3.875%	3/15/39	2,299	2,837
Texas Instruments Inc.	4.150%	5/15/48	1,153	1,515
Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,256
Verisk Analytics Inc.	5.500%	6/15/45	1,793	2,523
Verisk Analytics Inc.	3.625%	5/15/50	1,450	1,657

Transportation (1.9%)
2 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	965	903
Burlington Northern Santa Fe LLC	6.200%	8/15/36	644	952
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,000	1,489
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,157	4,582
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,169	1,575
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,673	2,350
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,375	1,858
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,485	1,907
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,155	1,457
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,466	3,164
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,310	3,137
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,575	2,130
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,170	1,521
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,130	2,667
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,817	2,456

Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,386	2,889
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,000	2,523
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,590	1,989
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,225	2,845
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,175	1,374
Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,903	3,150
Canadian National Railway Co.	6.250%	8/1/34	1,170	1,797
Canadian National Railway Co.	6.200%	6/1/36	952	1,404
Canadian National Railway Co.	6.375%	11/15/37	715	1,091
Canadian National Railway Co.	3.200%	8/2/46	3,300	3,738
Canadian National Railway Co.	3.650%	2/3/48	2,071	2,484
Canadian National Railway Co.	4.450%	1/20/49	300	412
Canadian National Railway Co.	2.450%	5/1/50	775	781
Canadian Pacific Railway Co.	7.125%	10/15/31	705	1,046
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,381
Canadian Pacific Railway Co.	4.800%	9/15/35	1,510	1,980
Canadian Pacific Railway Co.	5.950%	5/15/37	250	357
Canadian Pacific Railway Co.	4.800%	8/1/45	1,786	2,389
Canadian Pacific Railway Co.	6.125%	9/15/15	1,065	1,604
CSX Corp.	6.000%	10/1/36	1,370	1,901
CSX Corp.	6.150%	5/1/37	530	755
CSX Corp.	6.220%	4/30/40	1,805	2,656
CSX Corp.	5.500%	4/15/41	2,720	3,741
CSX Corp.	4.750%	5/30/42	1,867	2,371
CSX Corp.	4.400%	3/1/43	1,275	1,566
CSX Corp.	4.100%	3/15/44	1,450	1,731
CSX Corp.	3.800%	11/1/46	2,998	3,473
CSX Corp.	4.300%	3/1/48	2,945	3,667
CSX Corp.	4.750%	11/15/48	2,556	3,378
CSX Corp.	4.500%	3/15/49	966	1,271
CSX Corp.	3.800%	4/15/50	1,439	1,707
CSX Corp.	3.950%	5/1/50	1,750	2,122
CSX Corp.	4.500%	8/1/54	1,050	1,358
CSX Corp.	4.250%	11/1/66	660	817
CSX Corp.	4.650%	3/1/68	228	298
FedEx Corp.	4.900%	1/15/34	1,575	2,002
FedEx Corp.	3.900%	2/1/35	2,295	2,648
FedEx Corp.	3.875%	8/1/42	1,000	1,100
FedEx Corp.	4.100%	4/15/43	1,900	2,139
FedEx Corp.	5.100%	1/15/44	1,948	2,493
FedEx Corp.	4.100%	2/1/45	1,770	2,005
FedEx Corp.	4.750%	11/15/45	958	1,184
FedEx Corp.	4.550%	4/1/46	2,553	3,091
FedEx Corp.	4.400%	1/15/47	2,809	3,324
FedEx Corp.	4.050%	2/15/48	525	601
FedEx Corp.	4.950%	10/17/48	775	985
FedEx Corp.	5.250%	5/15/50	4,400	5,886
2 FedEx Corp. 2020-1 Class AA Pass Through
Trust	1.875%	2/20/34	2,625	2,643
2 JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	1,976	1,889
2 JetBlue 2020-1 Class A Pass Through Trust	4.000%	11/15/32	1,000	1,027
Kansas City Southern	4.300%	5/15/43	1,715	1,790
Kansas City Southern	4.950%	8/15/45	2,160	2,412
Kansas City Southern	4.700%	5/1/48	224	247
Kansas City Southern	3.500%	5/1/50	1,250	1,291
Kansas City Southern	4.200%	11/15/69	1,166	1,248
Norfolk Southern Corp.	7.050%	5/1/37	233	350

Norfolk Southern Corp.	4.837%	10/1/41	2,248	2,952
Norfolk Southern Corp.	3.950%	10/1/42	1,433	1,700
Norfolk Southern Corp.	4.450%	6/15/45	1,370	1,745
Norfolk Southern Corp.	4.650%	1/15/46	2,053	2,665
Norfolk Southern Corp.	3.942%	11/1/47	968	1,158
Norfolk Southern Corp.	4.150%	2/28/48	1,858	2,290
Norfolk Southern Corp.	4.100%	5/15/49	1,465	1,836
Norfolk Southern Corp.	3.400%	11/1/49	1,250	1,393
Norfolk Southern Corp.	3.050%	5/15/50	2,350	2,475
Norfolk Southern Corp.	4.050%	8/15/52	700	856
Norfolk Southern Corp.	3.155%	5/15/55	3,393	3,595
Union Pacific Corp.	3.375%	2/1/35	928	1,068
Union Pacific Corp.	3.600%	9/15/37	1,803	2,052
Union Pacific Corp.	3.550%	8/15/39	150	171
Union Pacific Corp.	4.150%	1/15/45	1,535	1,872
Union Pacific Corp.	4.050%	11/15/45	300	359
Union Pacific Corp.	4.050%	3/1/46	1,400	1,698
Union Pacific Corp.	3.350%	8/15/46	2,295	2,550
Union Pacific Corp.	4.000%	4/15/47	2,675	3,242
Union Pacific Corp.	3.250%	2/5/50	4,900	5,384
Union Pacific Corp.	3.799%	10/1/51	821	970
Union Pacific Corp.	3.875%	2/1/55	1,785	2,119
Union Pacific Corp.	4.800%	9/10/58	100	129
Union Pacific Corp.	3.950%	8/15/59	150	177
Union Pacific Corp.	3.839%	3/20/60	2,907	3,353
3 Union Pacific Corp.	2.973%	9/16/62	6,375	6,234
Union Pacific Corp.	4.375%	11/15/65	1,100	1,385
Union Pacific Corp.	4.100%	9/15/67	1,350	1,609
Union Pacific Corp.	3.750%	2/5/70	675	761
2 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	419	503
2 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	1,905	1,897
2 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	1,650	1,543
United Parcel Service Inc.	6.200%	1/15/38	1,512	2,255
United Parcel Service Inc.	5.200%	4/1/40	1,485	2,052
United Parcel Service Inc.	4.875%	11/15/40	2,245	3,005
United Parcel Service Inc.	3.625%	10/1/42	672	772
United Parcel Service Inc.	3.400%	11/15/46	1,820	2,072
United Parcel Service Inc.	3.750%	11/15/47	2,994	3,595
United Parcel Service Inc.	4.250%	3/15/49	2,770	3,573
United Parcel Service Inc.	3.400%	9/1/49	1,900	2,158
United Parcel Service Inc.	5.300%	4/1/50	3,075	4,523
				4,295,978
Utilities (6.4%)
Electric (5.8%)
AEP Texas Inc.	4.150%	5/1/49	590	708
AEP Texas Inc.	3.450%	1/15/50	665	724
AEP Transmission Co. LLC	4.000%	12/1/46	1,250	1,517
AEP Transmission Co. LLC	3.750%	12/1/47	1,795	2,116
AEP Transmission Co. LLC	4.250%	9/15/48	1,235	1,564
AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,204
AEP Transmission Co. LLC	3.150%	9/15/49	1,080	1,159
AEP Transmission Co. LLC	3.650%	4/1/50	1,150	1,350
Alabama Power Co.	6.125%	5/15/38	1,610	2,349
Alabama Power Co.	6.000%	3/1/39	1,090	1,589

Alabama Power Co.	3.850%	12/1/42	544	641
Alabama Power Co.	4.150%	8/15/44	1,930	2,365
Alabama Power Co.	3.750%	3/1/45	1,942	2,283
Alabama Power Co.	4.300%	1/2/46	1,116	1,411
Alabama Power Co.	3.700%	12/1/47	2,367	2,780
Alabama Power Co.	4.300%	7/15/48	530	677
Alabama Power Co.	3.450%	10/1/49	1,000	1,136
Ameren Corp.	3.500%	1/15/31	2,075	2,370
Ameren Illinois Co.	4.150%	3/15/46	577	725
Ameren Illinois Co.	3.700%	12/1/47	1,720	2,056
Ameren Illinois Co.	4.500%	3/15/49	1,137	1,509
Ameren Illinois Co.	3.250%	3/15/50	1,046	1,171
American Electric Power Co. Inc.	3.250%	3/1/50	960	998
Appalachian Power Co.	7.000%	4/1/38	1,318	1,971
Appalachian Power Co.	4.400%	5/15/44	1,553	1,865
Appalachian Power Co.	4.450%	6/1/45	1,218	1,480
Appalachian Power Co.	4.500%	3/1/49	1,425	1,794
Appalachian Power Co.	3.700%	5/1/50	1,450	1,659
Arizona Public Service Co.	5.050%	9/1/41	1,380	1,793
Arizona Public Service Co.	4.500%	4/1/42	900	1,123
Arizona Public Service Co.	4.350%	11/15/45	875	1,094
Arizona Public Service Co.	3.750%	5/15/46	1,445	1,645
Arizona Public Service Co.	4.200%	8/15/48	1,350	1,673
Arizona Public Service Co.	4.250%	3/1/49	750	944
Arizona Public Service Co.	3.350%	5/15/50	200	220
Avista Corp.	4.350%	6/1/48	800	996
Baltimore Gas & Electric Co.	3.500%	8/15/46	1,118	1,272
Baltimore Gas & Electric Co.	3.750%	8/15/47	900	1,058
Baltimore Gas & Electric Co.	4.250%	9/15/48	1,175	1,496
Baltimore Gas & Electric Co.	3.200%	9/15/49	1,875	2,018
Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,150	3,073
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,969	2,807
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,943	2,636
Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,856	2,321
Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,051	3,525
Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,745	3,514
3 Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,152	1,443
Black Hills Corp.	4.350%	5/1/33	1,900	2,308
Black Hills Corp.	4.200%	9/15/46	1,145	1,368
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	655	991
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,825	2,077
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	936
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,762	2,174
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,036	1,343
CenterPoint Energy Inc.	3.700%	9/1/49	200	224
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,314
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,219	1,516
CMS Energy Corp.	4.875%	3/1/44	634	836
Commonwealth Edison Co.	5.900%	3/15/36	1,220	1,747
Commonwealth Edison Co.	6.450%	1/15/38	1,039	1,572
Commonwealth Edison Co.	3.800%	10/1/42	1,675	1,940
Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,843
Commonwealth Edison Co.	4.700%	1/15/44	1,550	2,039
Commonwealth Edison Co.	3.700%	3/1/45	1,360	1,601
Commonwealth Edison Co.	4.350%	11/15/45	570	729
Commonwealth Edison Co.	3.650%	6/15/46	2,050	2,420
Commonwealth Edison Co.	3.750%	8/15/47	2,625	3,119

Commonwealth Edison Co.	4.000%	3/1/48	1,500	1,844
Commonwealth Edison Co.	4.000%	3/1/49	1,374	1,716
Commonwealth Edison Co.	3.200%	11/15/49	800	895
Commonwealth Edison Co.	3.000%	3/1/50	838	908
Connecticut Light & Power Co.	4.300%	4/15/44	1,650	2,102
Connecticut Light & Power Co.	4.000%	4/1/48	2,270	2,877
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,344
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	1,045
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,866
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,730	2,506
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,478
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,550	2,135
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,980	2,767
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,235	1,475
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,137	2,478
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	699	871
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	984	1,245
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,750	2,048
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,407	2,815
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,505	1,947
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	285	341
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,100	1,332
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,526	2,009
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,500	1,877
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	900	1,073
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	729	956
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	200	232
Consumers Energy Co.	3.950%	5/15/43	1,830	2,221
Consumers Energy Co.	3.250%	8/15/46	1,722	1,921
Consumers Energy Co.	3.950%	7/15/47	1,597	1,982
Consumers Energy Co.	4.050%	5/15/48	1,359	1,711
Consumers Energy Co.	4.350%	4/15/49	675	887
Consumers Energy Co.	3.750%	2/15/50	560	694
Consumers Energy Co.	3.100%	8/15/50	675	732
Consumers Energy Co.	3.500%	8/1/51	1,100	1,290
Consumers Energy Co.	2.500%	5/1/60	900	843
Dayton Power & Light Co.	3.950%	6/15/49	600	648
Delmarva Power & Light Co.	4.150%	5/15/45	1,300	1,584
Dominion Energy Inc.	6.300%	3/15/33	1,110	1,541
Dominion Energy Inc.	5.250%	8/1/33	1,000	1,274
Dominion Energy Inc.	5.950%	6/15/35	1,240	1,687
Dominion Energy Inc.	4.900%	8/1/41	1,000	1,299
Dominion Energy Inc.	4.050%	9/15/42	1,620	1,918
Dominion Energy Inc.	4.700%	12/1/44	620	804
Dominion Energy Inc.	4.600%	3/15/49	1,705	2,246
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,206	1,733
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,100	1,467
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,775	2,580
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,775	2,459
DTE Electric Co.	2.625%	3/1/31	2,025	2,222
DTE Electric Co.	4.000%	4/1/43	1,510	1,813
DTE Electric Co.	4.300%	7/1/44	150	189
DTE Electric Co.	3.700%	3/15/45	1,350	1,581
DTE Electric Co.	3.700%	6/1/46	1,550	1,815
DTE Electric Co.	3.750%	8/15/47	1,940	2,309
DTE Electric Co.	4.050%	5/15/48	850	1,061
DTE Electric Co.	3.950%	3/1/49	200	252

DTE Electric Co.	2.950%	3/1/50	647	682
DTE Energy Co.	6.375%	4/15/33	1,105	1,551
Duke Energy Carolinas LLC	6.450%	10/15/32	1,265	1,808
Duke Energy Carolinas LLC	6.100%	6/1/37	912	1,339
Duke Energy Carolinas LLC	6.050%	4/15/38	1,305	1,961
Duke Energy Carolinas LLC	5.300%	2/15/40	1,465	2,077
Duke Energy Carolinas LLC	4.250%	12/15/41	1,020	1,271
Duke Energy Carolinas LLC	4.000%	9/30/42	1,875	2,297
Duke Energy Carolinas LLC	3.750%	6/1/45	505	603
Duke Energy Carolinas LLC	3.875%	3/15/46	650	792
Duke Energy Carolinas LLC	3.700%	12/1/47	2,000	2,392
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,484
Duke Energy Carolinas LLC	3.200%	8/15/49	1,650	1,812
Duke Energy Corp.	4.800%	12/15/45	2,450	3,118
Duke Energy Corp.	3.750%	9/1/46	3,045	3,465
Duke Energy Corp.	3.950%	8/15/47	1,677	1,948
Duke Energy Corp.	4.200%	6/15/49	1,000	1,217
Duke Energy Florida LLC	6.350%	9/15/37	2,286	3,479
Duke Energy Florida LLC	6.400%	6/15/38	1,179	1,824
Duke Energy Florida LLC	5.650%	4/1/40	1,375	1,996
Duke Energy Florida LLC	3.400%	10/1/46	1,800	2,026
Duke Energy Florida LLC	4.200%	7/15/48	2,050	2,590
Duke Energy Indiana LLC	6.120%	10/15/35	1,206	1,719
Duke Energy Indiana LLC	6.350%	8/15/38	2,000	3,017
Duke Energy Indiana LLC	6.450%	4/1/39	750	1,153
Duke Energy Indiana LLC	4.900%	7/15/43	1,730	2,310
Duke Energy Indiana LLC	3.750%	5/15/46	900	1,051
Duke Energy Indiana LLC	3.250%	10/1/49	1,250	1,387
Duke Energy Ohio Inc.	3.700%	6/15/46	1,275	1,488
Duke Energy Ohio Inc.	4.300%	2/1/49	2,575	3,241
Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,593
Duke Energy Progress LLC	4.100%	5/15/42	1,625	1,974
Duke Energy Progress LLC	4.100%	3/15/43	1,370	1,683
Duke Energy Progress LLC	4.375%	3/30/44	925	1,174
Duke Energy Progress LLC	4.150%	12/1/44	1,664	2,065
Duke Energy Progress LLC	4.200%	8/15/45	1,139	1,424
Duke Energy Progress LLC	3.700%	10/15/46	1,981	2,344
Duke Energy Progress LLC	3.600%	9/15/47	1,810	2,100
El Paso Electric Co.	6.000%	5/15/35	725	960
El Paso Electric Co.	5.000%	12/1/44	1,424	1,741
Emera US Finance LP	4.750%	6/15/46	3,249	3,899
Entergy Arkansas LLC	4.200%	4/1/49	150	191
Entergy Corp.	3.750%	6/15/50	1,675	1,916
Entergy Louisiana LLC	3.050%	6/1/31	1,380	1,578
Entergy Louisiana LLC	4.000%	3/15/33	2,928	3,656
Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,642
Entergy Louisiana LLC	4.200%	9/1/48	2,200	2,810
Entergy Louisiana LLC	4.200%	4/1/50	768	982
Entergy Louisiana LLC	2.900%	3/15/51	2,000	2,094
Entergy Mississippi LLC	3.850%	6/1/49	1,475	1,807
Entergy Texas Inc.	1.750%	3/15/31	500	495
Entergy Texas Inc.	4.500%	3/30/39	500	622
Entergy Texas Inc.	3.550%	9/30/49	1,846	2,067
Eversource Energy	3.450%	1/15/50	900	999
Exelon Corp.	4.950%	6/15/35	1,035	1,292
Exelon Corp.	5.625%	6/15/35	2,756	3,654
Exelon Corp.	5.100%	6/15/45	2,849	3,732

Exelon Corp.	4.450%	4/15/46	2,637	3,197
Exelon Corp.	4.700%	4/15/50	1,850	2,368
Exelon Generation Co. LLC	5.600%	6/15/42	3,353	3,941
FirstEnergy Corp.	7.375%	11/15/31	1,004	1,402
FirstEnergy Corp.	4.850%	7/15/47	2,425	2,914
FirstEnergy Corp.	3.400%	3/1/50	2,020	1,960
Florida Power & Light Co.	5.625%	4/1/34	629	902
Florida Power & Light Co.	4.950%	6/1/35	675	932
Florida Power & Light Co.	5.650%	2/1/37	1,243	1,764
Florida Power & Light Co.	5.950%	2/1/38	1,000	1,480
Florida Power & Light Co.	5.960%	4/1/39	1,005	1,507
Florida Power & Light Co.	5.690%	3/1/40	965	1,426
Florida Power & Light Co.	5.250%	2/1/41	1,525	2,151
Florida Power & Light Co.	4.050%	6/1/42	2,082	2,594
Florida Power & Light Co.	3.800%	12/15/42	1,105	1,337
Florida Power & Light Co.	4.050%	10/1/44	1,132	1,432
Florida Power & Light Co.	3.700%	12/1/47	1,490	1,811
Florida Power & Light Co.	3.950%	3/1/48	2,035	2,564
Florida Power & Light Co.	4.125%	6/1/48	2,400	3,146
Florida Power & Light Co.	3.990%	3/1/49	1,550	1,969
Florida Power & Light Co.	3.150%	10/1/49	2,450	2,759
Georgia Power Co.	4.750%	9/1/40	1,320	1,606
Georgia Power Co.	4.300%	3/15/42	993	1,181
Georgia Power Co.	4.300%	3/15/43	1,210	1,436
Georgia Power Co.	3.700%	1/30/50	1,450	1,623
Iberdrola International BV	6.750%	7/15/36	595	859
Indiana Michigan Power Co.	4.550%	3/15/46	1,480	1,888
Indiana Michigan Power Co.	3.750%	7/1/47	665	770
Indiana Michigan Power Co.	4.250%	8/15/48	825	1,028
Interstate Power & Light Co.	6.250%	7/15/39	1,764	2,559
Interstate Power & Light Co.	3.700%	9/15/46	650	736
ITC Holdings Corp.	5.300%	7/1/43	1,200	1,579
2 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	893	1,138
Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,702
Kansas City Power & Light Co.	4.200%	6/15/47	810	1,008
Kansas City Power & Light Co.	4.200%	3/15/48	1,725	2,133
Kansas City Power & Light Co.	4.125%	4/1/49	650	827
Kentucky Utilities Co.	5.125%	11/1/40	2,115	2,845
Kentucky Utilities Co.	4.375%	10/1/45	1,065	1,328
Kentucky Utilities Co.	3.300%	6/1/50	1,400	1,527
Louisville Gas & Electric Co.	4.250%	4/1/49	705	882
MidAmerican Energy Co.	6.750%	12/30/31	925	1,395
MidAmerican Energy Co.	4.800%	9/15/43	1,308	1,735
MidAmerican Energy Co.	4.250%	5/1/46	1,969	2,486
MidAmerican Energy Co.	3.950%	8/1/47	2,125	2,619
MidAmerican Energy Co.	3.650%	8/1/48	2,624	3,096
MidAmerican Energy Co.	4.250%	7/15/49	1,707	2,210
Mississippi Power Co.	4.250%	3/15/42	1,325	1,555
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,125	1,789
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,125	1,371
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	1,700	2,198
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	683	886
Nevada Power Co.	6.650%	4/1/36	775	1,144

Nevada Power Co.	6.750%	7/1/37	1,210	1,838
Nevada Power Co.	3.125%	8/1/50	2,250	2,424
Northern States Power Co.	6.250%	6/1/36	1,125	1,652
Northern States Power Co.	6.200%	7/1/37	1,075	1,604
Northern States Power Co.	5.350%	11/1/39	1,250	1,771
Northern States Power Co.	4.125%	5/15/44	1,025	1,298
Northern States Power Co.	4.000%	8/15/45	1,010	1,262
Northern States Power Co.	3.600%	9/15/47	200	240
Northern States Power Co.	2.900%	3/1/50	905	962
NorthWestern Corp.	4.176%	11/15/44	1,000	1,212
NSTAR Electric Co.	5.500%	3/15/40	1,090	1,530
NSTAR Electric Co.	4.400%	3/1/44	1,010	1,285
Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,764
Oglethorpe Power Corp.	5.375%	11/1/40	2,315	2,826
Oglethorpe Power Corp.	5.250%	9/1/50	440	523
Ohio Edison Co.	6.875%	7/15/36	1,360	1,918
Ohio Power Co.	4.150%	4/1/48	585	729
Ohio Power Co.	4.000%	6/1/49	1,525	1,865
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,172
Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	567
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	600	885
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	765	1,186
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,682
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,000	1,371
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,270	1,622
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	538	760
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,500	1,781
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,307
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,915
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,625	2,012
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,250	1,371
Oncor Electric Delivery Co. LLC	3.700%	5/15/50	700	838
3 Oncor Electric Delivery Co. LLC	5.350%	10/1/52	927	1,401
Pacific Gas and Electric Co.	3.950%	12/1/47	2,275	2,100
Pacific Gas and Electric Co.	2.500%	2/1/31	5,000	4,723
Pacific Gas and Electric Co.	4.500%	7/1/40	7,600	7,695
Pacific Gas and Electric Co.	4.750%	2/15/44	3,800	3,891
Pacific Gas and Electric Co.	4.300%	3/15/45	2,100	2,047
Pacific Gas and Electric Co.	4.950%	7/1/50	7,800	8,340
Pacific Gas and Electric Co.	3.500%	8/1/50	5,000	4,508
PacifiCorp	7.700%	11/15/31	1,750	2,705
PacifiCorp	5.250%	6/15/35	1,350	1,886
PacifiCorp	6.100%	8/1/36	670	943
PacifiCorp	6.250%	10/15/37	3,363	4,849
PacifiCorp	6.350%	7/15/38	1,340	1,968
PacifiCorp	6.000%	1/15/39	1,087	1,556
PacifiCorp	4.100%	2/1/42	1,160	1,379
PacifiCorp	4.125%	1/15/49	1,115	1,379
PacifiCorp	4.150%	2/15/50	1,100	1,375
PacifiCorp	3.300%	3/15/51	875	981
PECO Energy Co.	5.950%	10/1/36	1,140	1,657
PECO Energy Co.	3.700%	9/15/47	150	179
PECO Energy Co.	3.900%	3/1/48	1,762	2,184
PECO Energy Co.	3.000%	9/15/49	600	639
Potomac Electric Power Co.	6.500%	11/15/37	1,320	1,948
Potomac Electric Power Co.	4.150%	3/15/43	840	1,016
PPL Capital Funding Inc.	5.000%	3/15/44	1,239	1,512

PPL Capital Funding Inc.	4.000%	9/15/47	2,124	2,444
PPL Electric Utilities Corp.	6.250%	5/15/39	565	829
PPL Electric Utilities Corp.	4.150%	10/1/45	1,025	1,278
PPL Electric Utilities Corp.	3.950%	6/1/47	1,900	2,319
PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	2,269
PPL Electric Utilities Corp.	3.000%	10/1/49	100	109
Progress Energy Inc.	7.750%	3/1/31	2,465	3,615
Progress Energy Inc.	7.000%	10/30/31	125	178
Progress Energy Inc.	6.000%	12/1/39	725	1,009
PSEG Power LLC	8.625%	4/15/31	1,340	1,965
Public Service Co. of Colorado	1.900%	1/15/31	1,000	1,040
Public Service Co. of Colorado	6.500%	8/1/38	500	776
Public Service Co. of Colorado	3.600%	9/15/42	930	1,085
Public Service Co. of Colorado	4.300%	3/15/44	840	1,068
Public Service Co. of Colorado	3.800%	6/15/47	1,500	1,819
Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,603
Public Service Co. of Colorado	4.050%	9/15/49	2,130	2,682
Public Service Co. of Colorado	2.700%	1/15/51	1,300	1,318
Public Service Co. of New Hampshire	3.600%	7/1/49	1,000	1,189
Public Service Electric & Gas Co.	5.800%	5/1/37	723	1,035
Public Service Electric & Gas Co.	3.950%	5/1/42	1,485	1,816
Public Service Electric & Gas Co.	3.650%	9/1/42	1,095	1,291
Public Service Electric & Gas Co.	3.800%	3/1/46	912	1,114
Public Service Electric & Gas Co.	3.600%	12/1/47	985	1,171
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,282
Public Service Electric & Gas Co.	3.850%	5/1/49	2,650	3,348
Public Service Electric & Gas Co.	3.200%	8/1/49	420	470
Public Service Electric & Gas Co.	2.700%	5/1/50	750	781
Public Service Electric & Gas Co.	2.050%	8/1/50	500	454
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,441
Puget Sound Energy Inc.	5.757%	10/1/39	1,111	1,602
Puget Sound Energy Inc.	5.795%	3/15/40	900	1,280
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,442
Puget Sound Energy Inc.	4.300%	5/20/45	1,049	1,316
Puget Sound Energy Inc.	4.223%	6/15/48	931	1,166
Puget Sound Energy Inc.	3.250%	9/15/49	1,260	1,395
San Diego Gas & Electric Co.	6.000%	6/1/39	560	816
San Diego Gas & Electric Co.	4.500%	8/15/40	635	782
San Diego Gas & Electric Co.	3.750%	6/1/47	1,910	2,187
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,646
San Diego Gas & Electric Co.	3.320%	4/15/50	1,650	1,799
Southern California Edison Co.	6.000%	1/15/34	1,185	1,574
Southern California Edison Co.	5.750%	4/1/35	1,070	1,419
Southern California Edison Co.	5.350%	7/15/35	1,095	1,405
Southern California Edison Co.	5.625%	2/1/36	2,015	2,438
Southern California Edison Co.	5.550%	1/15/37	690	868
Southern California Edison Co.	5.950%	2/1/38	1,600	2,035
Southern California Edison Co.	6.050%	3/15/39	640	830
Southern California Edison Co.	5.500%	3/15/40	730	910
Southern California Edison Co.	4.500%	9/1/40	1,605	1,796
Southern California Edison Co.	4.050%	3/15/42	1,740	1,857
Southern California Edison Co.	3.900%	3/15/43	1,825	1,902
Southern California Edison Co.	4.650%	10/1/43	2,040	2,361
Southern California Edison Co.	3.600%	2/1/45	815	830
Southern California Edison Co.	4.000%	4/1/47	1,345	1,440
Southern California Edison Co.	4.125%	3/1/48	4,265	4,648
Southern California Edison Co.	4.875%	3/1/49	2,100	2,494

Southern California Edison Co.	3.650%	2/1/50	1,275	1,309
Southern Co.	4.250%	7/1/36	1,475	1,702
Southern Co.	4.400%	7/1/46	3,176	3,758
Southern Power Co.	5.150%	9/15/41	1,345	1,525
Southern Power Co.	5.250%	7/15/43	1,055	1,204
Southern Power Co.	4.950%	12/15/46	1,400	1,556
Southwestern Electric Power Co.	6.200%	3/15/40	510	699
Southwestern Electric Power Co.	3.900%	4/1/45	1,490	1,642
Southwestern Electric Power Co.	3.850%	2/1/48	1,355	1,488
Southwestern Public Service Co.	4.500%	8/15/41	1,196	1,476
Southwestern Public Service Co.	3.400%	8/15/46	1,050	1,150
Southwestern Public Service Co.	3.700%	8/15/47	1,475	1,702
Southwestern Public Service Co.	4.400%	11/15/48	1,750	2,235
Southwestern Public Service Co.	3.750%	6/15/49	1,075	1,289
Southwestern Public Service Co.	3.150%	5/1/50	500	550
Tampa Electric Co.	4.100%	6/15/42	1,025	1,225
Tampa Electric Co.	4.350%	5/15/44	685	845
Tampa Electric Co.	4.300%	6/15/48	1,500	1,884
Tampa Electric Co.	4.450%	6/15/49	575	748
Tampa Electric Co.	3.625%	6/15/50	900	1,057
Toledo Edison Co.	6.150%	5/15/37	685	972
Tucson Electric Power Co.	4.850%	12/1/48	1,265	1,715
Union Electric Co.	5.300%	8/1/37	1,000	1,327
Union Electric Co.	8.450%	3/15/39	665	1,119
Union Electric Co.	3.900%	9/15/42	1,100	1,311
Union Electric Co.	3.650%	4/15/45	1,135	1,319
Union Electric Co.	4.000%	4/1/48	1,100	1,360
Union Electric Co.	3.250%	10/1/49	575	652
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,301
Virginia Electric & Power Co.	6.000%	5/15/37	1,780	2,549
Virginia Electric & Power Co.	6.350%	11/30/37	1,656	2,469
Virginia Electric & Power Co.	8.875%	11/15/38	595	1,066
Virginia Electric & Power Co.	4.000%	1/15/43	1,575	1,923
Virginia Electric & Power Co.	4.650%	8/15/43	1,510	2,000
Virginia Electric & Power Co.	4.450%	2/15/44	1,316	1,707
Virginia Electric & Power Co.	4.200%	5/15/45	1,023	1,295
Virginia Electric & Power Co.	4.000%	11/15/46	1,680	2,085
Virginia Electric & Power Co.	3.800%	9/15/47	1,548	1,880
Virginia Electric & Power Co.	4.600%	12/1/48	1,800	2,453
Virginia Electric & Power Co.	3.300%	12/1/49	1,578	1,825
Westar Energy Inc.	4.125%	3/1/42	1,305	1,569
Westar Energy Inc.	4.100%	4/1/43	1,765	2,126
Westar Energy Inc.	4.250%	12/1/45	1,287	1,624
Wisconsin Electric Power Co.	5.625%	5/15/33	605	830
Wisconsin Electric Power Co.	5.700%	12/1/36	725	1,030
Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,324
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,300
Wisconsin Power & Light Co.	3.650%	4/1/50	1,000	1,187
Wisconsin Public Service Corp.	3.671%	12/1/42	415	472
Wisconsin Public Service Corp.	4.752%	11/1/44	1,719	2,254
Xcel Energy Inc.	6.500%	7/1/36	500	727
Xcel Energy Inc.	3.500%	12/1/49	1,425	1,584

Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,979
Atmos Energy Corp.	4.150%	1/15/43	975	1,204
Atmos Energy Corp.	4.125%	10/15/44	2,630	3,236

Atmos Energy Corp.	4.125%	3/15/49	1,009	1,277
Atmos Energy Corp.	3.375%	9/15/49	500	568
CenterPoint Energy Resources Corp.	1.750%	10/1/30	1,500	1,502
CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,335
CenterPoint Energy Resources Corp.	4.100%	9/1/47	550	647
KeySpan Corp.	5.803%	4/1/35	1,000	1,302
NiSource Finance Corp.	5.950%	6/15/41	581	800
NiSource Finance Corp.	5.250%	2/15/43	1,582	2,076
NiSource Finance Corp.	4.800%	2/15/44	1,510	1,893
NiSource Finance Corp.	5.650%	2/1/45	1,155	1,597
NiSource Finance Corp.	4.375%	5/15/47	3,205	3,950
NiSource Finance Corp.	3.950%	3/30/48	1,017	1,187
NiSource Inc.	1.700%	2/15/31	500	489
ONE Gas Inc.	4.658%	2/1/44	1,700	2,169
ONE Gas Inc.	4.500%	11/1/48	900	1,134
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	1,080
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	650	726
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,000	1,086
Sempra Energy	3.800%	2/1/38	1,722	1,924
Sempra Energy	6.000%	10/15/39	3,090	4,259
Sempra Energy	4.000%	2/1/48	907	1,031
Southern California Gas Co.	5.125%	11/15/40	225	300
Southern California Gas Co.	3.750%	9/15/42	1,050	1,226
Southern California Gas Co.	4.125%	6/1/48	1,450	1,809
Southern California Gas Co.	4.300%	1/15/49	900	1,145
Southern California Gas Co.	3.950%	2/15/50	1,500	1,823
Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,220	1,208
Southern Co. Gas Capital Corp.	5.875%	3/15/41	955	1,297
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,680	1,975
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,092
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,450	1,739
Southwest Gas Corp.	3.800%	9/29/46	800	884
Southwest Gas Corp.	4.150%	6/1/49	875	1,046
Washington Gas Light Co.	3.796%	9/15/46	1,000	1,156
Washington Gas Light Co.	3.650%	9/15/49	550	621

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,953	2,919
American Water Capital Corp.	4.300%	12/1/42	1,300	1,600
American Water Capital Corp.	4.300%	9/1/45	1,150	1,437
American Water Capital Corp.	4.000%	12/1/46	425	513
American Water Capital Corp.	3.750%	9/1/47	1,326	1,556
American Water Capital Corp.	4.200%	9/1/48	1,850	2,309
American Water Capital Corp.	4.150%	6/1/49	1,780	2,222
American Water Capital Corp.	3.450%	5/1/50	1,500	1,687
Essential Utilities Inc.	4.276%	5/1/49	1,400	1,730
Essential Utilities Inc.	3.351%	4/15/50	1,300	1,385
Veolia Environnement SA	6.750%	6/1/38	522	752
				751,501
Total Corporate Bonds (Cost $5,347,464)				6,076,968
Sovereign Bonds (3.5%)
Asian Development Bank	0.750%	10/8/30	2,500	2,463
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,398	1,711
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,250	1,344
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	612
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	1,100	1,456

Ecopetrol SA	7.375%	9/18/43	2,400	3,009
Ecopetrol SA	5.875%	5/28/45	2,651	2,890
Equinor ASA	3.625%	4/6/40	1,241	1,420
Equinor ASA	5.100%	8/17/40	997	1,345
Equinor ASA	4.250%	11/23/41	2,100	2,505
Equinor ASA	3.950%	5/15/43	2,093	2,405
Equinor ASA	4.800%	11/8/43	1,840	2,365
Equinor ASA	3.250%	11/18/49	3,879	4,100
Equinor ASA	3.700%	4/6/50	3,411	3,866
European Investment Bank	4.875%	2/15/36	3,922	5,907
Inter-American Development Bank	3.875%	10/28/41	1,455	2,035
Inter-American Development Bank	3.200%	8/7/42	450	577
Inter-American Development Bank	4.375%	1/24/44	733	1,116
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,000	1,471
KFW	0.750%	9/30/30	2,375	2,358
4 KFW	0.000%	4/18/36	4,370	3,593
4 KFW	0.000%	6/29/37	5,334	4,313
Nexen Energy ULC	7.875%	3/15/32	775	1,197
Nexen Energy ULC	5.875%	3/10/35	2,544	3,623
Nexen Energy ULC	6.400%	5/15/37	1,005	1,466
Nexen Energy ULC	7.500%	7/30/39	2,839	4,721
2 Oriental Republic of Uruguay	4.375%	1/23/31	3,200	3,808
2 Oriental Republic of Uruguay	7.625%	3/21/36	1,575	2,433
2 Oriental Republic of Uruguay	4.125%	11/20/45	1,725	2,033
2 Oriental Republic of Uruguay	5.100%	6/18/50	10,220	13,708
2 Oriental Republic of Uruguay	4.975%	4/20/55	5,520	7,362
Province of British Columbia	7.250%	9/1/36	990	1,682
Province of Ontario	1.125%	10/7/30	1,475	1,471
Republic of Chile	2.450%	1/31/31	2,550	2,658
2 Republic of Chile	2.550%	1/27/32	2,845	2,993
Republic of Chile	3.625%	10/30/42	2,150	2,463
Republic of Chile	3.860%	6/21/47	3,269	3,897
2 Republic of Chile	3.500%	1/25/50	3,165	3,590
2 Republic of Colombia	3.125%	4/15/31	1,025	1,057
Republic of Colombia	10.375%	1/28/33	2,075	3,225
Republic of Colombia	7.375%	9/18/37	4,052	5,692
Republic of Colombia	6.125%	1/18/41	6,800	8,739
2 Republic of Colombia	5.625%	2/26/44	5,938	7,371
2 Republic of Colombia	5.000%	6/15/45	10,122	11,818
Republic of Colombia	5.200%	5/15/49	3,300	3,987
2 Republic of Colombia	4.125%	5/15/51	3,125	3,164
Republic of Hungary	7.625%	3/29/41	2,269	4,048
Republic of Indonesia	2.850%	2/14/30	400	420
Republic of Indonesia	3.850%	10/15/30	2,850	3,228
Republic of Indonesia	4.350%	1/11/48	3,800	4,384
Republic of Indonesia	5.350%	2/11/49	2,575	3,412
Republic of Indonesia	3.700%	10/30/49	3,150	3,370
Republic of Indonesia	3.500%	2/14/50	2,400	2,544
Republic of Indonesia	4.200%	10/15/50	4,075	4,701
Republic of Indonesia	4.450%	4/15/70	2,475	2,930
Republic of Italy	5.375%	6/15/33	2,504	3,148
Republic of Italy	4.000%	10/17/49	4,700	4,946
Republic of Korea	4.125%	6/10/44	2,338	3,205
Republic of Korea	3.875%	9/20/48	1,149	1,572
2 Republic of Panama	6.700%	1/26/36	1,771	2,577
2 Republic of Panama	4.500%	5/15/47	2,760	3,447

2 Republic of Panama	4.500%	4/16/50	7,557	9,427
2 Republic of Panama	4.300%	4/29/53	4,700	5,758
2 Republic of Panama	4.500%	4/1/56	6,520	8,142
2 Republic of Panama	3.870%	7/23/60	1,950	2,235
2 Republic of Peru	2.783%	1/23/31	675	722
Republic of Peru	8.750%	11/21/33	6,425	10,743
2 Republic of Peru	6.550%	3/14/37	4,142	6,257
Republic of Peru	5.625%	11/18/50	7,116	11,321
Republic of the Philippines	6.375%	10/23/34	3,633	5,254
Republic of the Philippines	7.750%	1/14/31	975	1,482
Republic of the Philippines	6.375%	1/15/32	3,775	5,323
Republic of the Philippines	5.000%	1/13/37	4,775	6,207
Republic of the Philippines	3.950%	1/20/40	5,427	6,376
Republic of the Philippines	3.700%	3/1/41	1,297	1,495
Republic of the Philippines	3.700%	2/2/42	5,410	6,222
Republic of the Philippines	2.950%	5/5/45	3,345	3,505
State of Israel	4.500%	1/30/43	5,620	7,350
State of Israel	4.125%	1/17/48	1,570	1,984
State of Israel	3.375%	1/15/50	5,200	5,758
State of Israel	3.875%	7/3/50	4,050	4,857
State of Israel	4.500%	4/3/20	1,275	1,744
United Mexican States	8.300%	8/15/31	2,950	4,226
2 United Mexican States	4.750%	4/27/32	3,175	3,526
United Mexican States	7.500%	4/8/33	2,407	3,317
United Mexican States	6.750%	9/27/34	6,447	8,599
United Mexican States	6.050%	1/11/40	10,549	13,209
United Mexican States	4.750%	3/8/44	17,306	18,951
United Mexican States	5.550%	1/21/45	5,445	6,572
United Mexican States	4.600%	1/23/46	10,251	10,973
United Mexican States	4.350%	1/15/47	3,078	3,191
United Mexican States	4.600%	2/10/48	4,447	4,723
2 United Mexican States	4.500%	1/31/50	5,825	6,126
2 United Mexican States	5.000%	4/27/51	7,725	8,385
United Mexican States	5.750%	10/12/10	1,420	1,639
Total Sovereign Bonds (Cost $373,370)				410,550
Taxable Municipal Bonds (3.4%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,025	1,747
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	755	1,142
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	1,084
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	813
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,651
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	652
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	1,495	2,845
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,112
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,691
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,660	6,236

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,755	3,148
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,715	3,108
Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,141
California GO	4.500%	4/1/33	1,475	1,763
California GO	7.500%	4/1/34	5,385	8,950
California GO	4.600%	4/1/38	1,925	2,293
California GO	7.550%	4/1/39	8,295	14,513
California GO	7.300%	10/1/39	4,805	7,891
California GO	7.350%	11/1/39	1,000	1,652
California GO	7.625%	3/1/40	2,665	4,613
California GO	7.600%	11/1/40	5,210	9,385
California Institute of Technology Revenue	3.650%	9/1/19	1,350	1,472
California State University Systemwide
Revenue	2.897%	11/1/51	650	652
California State University Systemwide
Revenue	3.899%	11/1/47	1,000	1,216
California State University Systemwide
Revenue	2.975%	11/1/51	1,400	1,467
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,173
Chicago IL GO	7.045%	1/1/29	800	865
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,645	2,369
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	950	1,415
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	300	375
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,950	7,061
Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,391
Commonwealth Financing Authority
Pennsylvania Revenue	3.807%	6/1/41	975	1,108
Commonwealth Financing Authority
Pennsylvania Revenue	4.014%	6/1/33	1,300	1,524
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	1,000	1,150
Connecticut GO	5.090%	10/1/30	750	939
Connecticut GO	5.850%	3/15/32	1,500	2,093
Cook County IL GO	6.229%	11/15/34	925	1,326
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,283
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,170	1,803
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	2,202
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,065	1,428
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,539
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	950	991
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	1,375	1,447
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,366
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,275	1,909
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,325	2,066

Foothill-Eastern Transportation Corridor
Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,794
George Washington University Revenue	4.300%	9/15/44	865	1,062
George Washington University Revenue	4.868%	9/15/45	200	271
George Washington University Revenue	4.126%	9/15/48	2,674	3,276
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	2,516	3,747
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	3,086	4,671
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	837	1,231
Grand Parkway Transportation Corp Texas
System Toll Revenue	3.236%	10/1/52	2,450	2,547
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	875	1,272
Great Lakes Water Authority Sewage
Disposal System Revenue	3.056%	7/1/39	575	616
Houston TX GO	6.290%	3/1/32	800	1,012
Houston TX GO	3.961%	3/1/47	450	559
Illinois GO	5.100%	6/1/33	19,710	19,919
Illinois GO	6.630%	2/1/35	1,770	1,952
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,408
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,348
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.833%	1/1/38	1,200	1,294
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	700	903
Los Angeles CA Community College District
GO	6.750%	8/1/49	1,765	3,153
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	1,025	1,530
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,691
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,525	2,729
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,570	4,985
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,530
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,800	2,588
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	1,205
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	895	1,384
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,261
Massachusetts GO	4.500%	8/1/31	1,000	1,233
Massachusetts GO	5.456%	12/1/39	1,860	2,623
Massachusetts GO	2.813%	9/1/43	1,320	1,426
Massachusetts GO	2.900%	9/1/49	580	634
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	2,083
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.395%	10/15/40	950	1,022
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,793

Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,512
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,330	2,360
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.280%	10/1/41	1,605	1,731
Miami-Dade County FL Water & Sewer
Revenue	3.490%	10/1/42	1,000	1,072
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	3.084%	12/1/34	925	995
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	3.384%	12/1/40	1,485	1,674
Mississippi GO	5.245%	11/1/34	1,100	1,478
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,727
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.081%	6/15/39	1,050	997
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.131%	6/15/42	1,450	1,382
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,785	2,316
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	4,180
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,785	7,860
New York City NY GO	5.206%	10/1/31	1,070	1,335
New York City NY GO	6.646%	12/1/31	400	404
New York City NY GO	5.517%	10/1/37	1,175	1,666
New York City NY GO	6.271%	12/1/37	750	1,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,505
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,629
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,254
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,480	2,342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	860	1,311
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,000	1,600
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	20	24
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	1,525	2,025
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,396
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,580
New York Metropolitan Transportation
Authority Revenue	5.175%	11/15/49	1,225	1,337
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	540	685
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,140	3,433
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	814

New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	1,965	2,489
New York State Dormitory Authority Revenue	5.427%	3/15/39	500	684
New York State Dormitory Authority Revenue	3.142%	7/1/43	350	373
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	1,830	2,459
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	1,320	1,900
New York State Thruway Authority	2.900%	1/1/35	525	570
New York State Thruway Authority	3.500%	1/1/42	1,100	1,148
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,446
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,122
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,335	4,022
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,775	2,472
Ohio State University General Receipts
Revenue	3.798%	12/1/46	1,150	1,447
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,072	1,570
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	1,024
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,349
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,180	1,706
Pennsylvania State University Revenue	2.790%	9/1/43	1,650	1,716
Pennsylvania State University Revenue	2.840%	9/1/50	775	799
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	910	1,384
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,665	2,330
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,475	2,064
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	1,000	1,335
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	875	985
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	675	795
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	1,220	1,645
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	5,970	7,637
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	1,300	1,738
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	635	647
Princeton University Revenue	5.700%	3/1/39	1,100	1,700
2 Princeton University Revenue	2.516%	7/1/50	1,400	1,472
Regents of the University of California Medical
Center Pooled Revenue	3.006%	5/15/50	1,625	1,756
Regents of the University of California Medical
Center Pooled Revenue	3.256%	5/15/60	1,860	2,029
Regents of the University of California Medical
Center Pooled Revenue	3.706%	5/15/20	840	891

Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,010	1,665
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,638
Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	894
Rutgers State University of New Jersey
Revenue	3.270%	5/1/43	400	443
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	2,190	2,380
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	1,050	1,153
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	650	824
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,520	2,137
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	850	1,276
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,450	2,208
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,225	1,574
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,015	1,633
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,000	3,206
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,522
San Jose CA Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,477
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,920
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,300	2,085
State of California GO	7.700%	11/1/30	1,260	1,268
Texas A&M University System Revenue
Financing System Revenue	3.100%	7/1/49	1,000	1,052
Texas GO	5.517%	4/1/39	3,290	5,011
Texas GO	3.211%	4/1/44	1,300	1,404
Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,434
Texas Transportation Commission Revenue	2.562%	4/1/42	650	672
Texas Transportation Commission Revenue	2.472%	10/1/44	1,500	1,526
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,311
Texas Transportation Commission State
Highway Fund Revenue	4.000%	10/1/33	685	863
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,350	2,197
University of California Regents Medical
Center Revenue	6.583%	5/15/49	900	1,457
University of California Revenue	4.601%	5/15/31	1,000	1,210
University of California Revenue	5.770%	5/15/43	980	1,424
University of California Revenue	4.131%	5/15/45	500	620
University of California Revenue	5.946%	5/15/45	1,275	1,897
University of California Revenue	4.858%	5/15/12	1,675	2,441
University of California Revenue	4.767%	5/15/15	1,200	1,705
University of Maryland Medical System
Obligated Group Revenue	3.052%	7/1/40	775	791

University of Maryland Medical System
Obligated Group Revenue	3.197%	7/1/50	775	810
University of Michigan	2.437%	4/1/40	950	975
University of Michigan	2.562%	4/1/50	500	524
University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	879
University of Pittsburgh-of the Commonwealth
System of Higher Education Revenue	3.555%	9/15/19	1,475	1,789
University of Southern California Revenue	5.250%	10/1/11	1,050	1,655
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	1,190	1,434
University of Texas System Revenue
Financing System Revenue	3.354%	8/15/47	1,000	1,194
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,075	1,471
University of Texas System Revenue	2.439%	8/15/49	625	634
University of Virginia Revenue	2.256%	9/1/50	1,550	1,529
University of Virginia Revenue	4.179%	9/1/17	975	1,366
Washington GO	5.140%	8/1/40	1,285	1,885
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	775	873
Total Taxable Municipal Bonds (Cost $308,711)				397,586
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
5 Vanguard Market Liquidity Fund (Cost
$51,021)	0.117%		510,213	51,021
Total Investments (99.7%) (Cost $9,910,605)				11,674,944
Other Assets and Liabilities—Net (0.3%)				39,811
Net Assets (100%)				11,714,755
Cost is in $000.

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $161,046,000, representing 1.4% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by met hods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary

Long-Term Bond Index Fund

risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at September 30, 2020.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,738,819	—	4,738,819
Corporate Bonds	—	6,076,968	—	6,076,968
Sovereign Bonds	—	410,550	—	410,550
Taxable Municipal Bonds	—	397,586	—	397,586
Temporary Cash Investments	51,021	—	—	51,021
Total	51,021	11,623,923	—	11,674,944